UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina 27804

 (Address of principal executive offices)  (Zip code)

Paracorp Inc.

 2140 South Dupont Hwy., Camden, DE 19934

(Name and address of agent for service)

Registrant’s telephone number, including area code: 252-972-9922

Date of fiscal year end: May 31

Date of reporting period: May 31, 2026

Item 1.	Report to Stockholders

(a)

Adaptive Alpha Opportunities ETF Tailored Shareholder Report

Adaptive Alpha Opportunities ETF

Ticker: AGOX

Exchange: NYSE Arca

annual shareholder report May 31, 2026

This annual shareholder report contains important information about Adaptive Alpha Opportunities ETF (the "Fund") for the period June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://etfpages.com/AGOX. You can also request this information by contacting us at (800) 773-3863.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Adaptive Alpha Opportunities ETF	$140	1.24%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended May 31, 2026, the Fund returned 26.69%. The Fund underperformed the MSCI ACWI Index and outperformed the Morningstar Moderate Aggressive Target Risk Index, which returned 30.80% and 22.67%, respectively, for the same period.

Factors that Impacted the Fund's Performance

Adaptive Alpha Opportunities ETF remains largely diversified across countries and sectors. There are periods where AGOX uses its’ ‘global-go-anywhere’ classification to take advantage of a focused approach to a sector or group of sectors. During the 1 year period ending on 5/31/2026, AGOX held modest allocations towards tech and semiconductor related positions, as well as Communication Services, Healthcare, and Infrastructure ETFs.

The main detractors from performance include:

• Cloudflare Inc (NET) had a rescaled portfolio weight of 0.55% and detracted (2.60%) during the period.

• Strategy Inc Class A (MSTR) had a rescaled portfolio weight of 0.37% and detracted (1.68%) during the period.

• Coinbase Global Inc (COIN) had a rescaled portfolio weight of 0.39% and detracted (1.22%) during the period.

The main contributors to performance include:

• VanEck Semiconductor ETF (SMH) had a rescaled portfolio weight of 5.43% and contributed 7.79% during the period.

• Invesco QQQ Trust (QQQ) had a rescaled portfolio weight of 7.89% and contributed 4.52% during the period.

• State Street Technology Select Sector SPDR ETF (XLK) had a rescaled portfolio weight of 2.51% and contributed 4.46% during the period.

How did the Fund perform since inception?

The following graph compares the initial and subsequent account values at the end of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the inception date of the Fund in an appropriate broad-based index and a more narrowly based index that reflects the market sectors that the Fund invests in for the same period.

Cumulative Performance

From June 1, 2025 through May 31, 2026

Initial Investment of $10,000

Adaptive Alpha Opportunities ETF ($37,218)
MSCI ACWI Index ($35,027)
Morningstar Moderate Aggressive Target Risk Index ($26,482)
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
05/31/2016
05/31/2017
05/31/2018
05/31/2019
05/31/2020
05/31/2021
05/31/2022
05/31/2023
05/31/2024
05/31/2025
05/31/2026

Average Annual Total Returns

(as of May 31, 2026 )

	1 Year	5 Year	10 Year	Since Inception (09/20/12)
Adaptive Alpha Opportunities ETF	26.69%	8.86%	14.04%	11.93%
MSCI ACWI Index	30.80%	11.96%	13.35%	11.81%
Morningstar Moderate Aggressive Target Risk Index	22.67%	8.02%	10.23%	9.37%

Visit https://etfpages.com/AGOX for more recent performance information.

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Adaptive Alpha Opportunities ETF Tailored Shareholder Report

Key Fund Statistics

(as of May 31, 2026 )

Net Assets	$385,961,450
Number of Holdings	330
Net Advisory Fee	$3,525,129
Portfolio Turnover Rate	2,621.38%

What did the Fund invest in?

(as of May 31, 2026 )

Sector Breakdown (% of Total Net Assets)

Technology
8.0%
Financials
7.9%
Industrials
7.8%
Global Funds
6.1%
Health Care
5.8%
Communications
4.6%
Commodities
3.4%
Real Estate
1.4%
Aerospace & Defense
1.0%
Materials
0.6%

Top Ten Holdings	(% of Total Net Assets)
Fidelity Government Portfolio	26.8
Invesco QQQ Trust Series 1	6.2
State Street Health Care Select Sector SPDR ETF	5.8
State Street Technology Select Sector SPDR ETF	5.2
State Street Communication Services Select Sector SPDR ETF	4.6
Vanguard FTSE Emerging Markets ETF	4.6
Invesco QQQ Trust Series 1	4.4
Western Digital Corp	3.7
State Street SPDR S&P 500 ETF Trust	3.2
iShares Global Infrastructure ETF	2.9

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://etfpages.com/AGOX.

Adaptive Hedged Multi-Asset Income ETF Tailored Shareholder Report

Adaptive Hedged Multi-Asset Income ETF

Ticker: AMAX

Exchange: NYSE Arca

annual Shareholder Report May 31, 2026

This annual shareholder report contains important information about Adaptive Hedged Multi-Asset Income ETF (the "Fund") for the period June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://etfpages.com/AMAX. You can also request this information by contacting us at (800) 773-3863.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Adaptive Hedged Multi-Asset Income ETF	$123	1.15%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended May 31, 2026, the Fund returned 13.08%. The Fund outperformed the Bloomberg Capital US Aggregate Bond Index, which returned 5.13% for the same period.

Factors that Impacted the Fund's Performance

Adaptive Hedged Multi Asset Income ETF (AMAX) maintained a Equities-Treasuries-Gold-Bitcoin four part portfolio. AMAX continued using bitcoin related ETFs and equities to generate covered call premium income for the fund, as well as fund the purchase of long protective puts.

The main detractors from performance include:

• YieldMax META Option Income Strategy ETF (FBY) had a rescaled portfolio weight of 2.14% and detracted (0.21%) during the period.

• YieldMax MSFT Option Income Strategy ETF (MSFO) had a rescaled portfolio weight of 2.31% and detracted (0.04%) during the period.

• Strategy Inc Class A (MSTR) had a rescaled portfolio weight of 19.57% and detracted (17.72%) during the period.

The main contributors to performance include:

• VanEck Gold Miners ETF (GDX) had a rescaled portfolio weight of 16.30% and contributed 9.49% during the period.

• Invesco QQQ Trust (QQQ) had a rescaled portfolio weight of 12.01% and contributed 3.69% during the period.

• State Street® SPDR® S&P 500® ETF (SPY) had a rescaled portfolio weight of 31.09% and contributed 8.63% during the period.

How did the Fund perform since inception?

The following graph compares the initial and subsequent account values at the end of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the inception date of the Fund in an appropriate broad-based index that reflects the market sectors that the Fund invests in for the same period.

Cumulative Performance

From June 1, 2025 through May 31, 2026

Initial Investment of $10,000

Adaptive Hedged Multi-Asset Income ETF ($14,386)
Bloomberg Capital US Aggregate Bond Index ($11,836)
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
05/31/2016
05/31/2017
05/31/2018
05/31/2019
05/31/2020
05/31/2021
05/31/2022
05/31/2023
05/31/2024
05/31/2025
05/31/2026

Average Annual Total Returns

(as of May 31, 2026 )

	1 Year	5 Year	10 Year	Since Inception (10/02/09)
Adaptive Hedged Multi-Asset Income ETF	13.08%	3.69%	3.70%	3.01%
Bloomberg Capital US Aggregate Bond Index	5.13%	0.17%	1.70%	2.58%

Visit https://etfpages.com/AMAX for more recent performance information.

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Adaptive Hedged Multi-Asset Income ETF Tailored Shareholder Report

Key Fund Statistics

(as of May 31, 2026 )

Net Assets	$67,771,624
Number of Holdings	25
Net Advisory Fee	$183,818
Portfolio Turnover Rate	538.32%

What did the Fund invest in?

(as of May 31, 2026 )

Security Type Breakdown (% of Total Net Assets)

Exchange-Traded Products
73.0%
Short-Term Investment
14.5%
Common Stocks
7.3%
Options Purchased
0.8%
Collateralized Mortgage Obligations
0.5%
Options Written
-0.3%

Top Ten Holdings	(% of Total Net Assets)
iShares 20+ Year Treasury Bond ETF	20.9
State Street SPDR S&P 500 ETF Trust	13.1
FT Vest Gold Strategy Target Income ETF	11.5
Strategy Inc.	7.3
iShares Bitcoin Trust ETF	7.2
State Street SPDR Portfolio S&P 500 Growth ETF	6.3
VanEck Gold Miners ETF/USA	5.0
UBS AG ETRACS Crude Oil Shares Covered Call ETN	3.5
YieldMax GOOGL Option Income Strategy ETF	1.3
YieldMax AAPL Option Income Strategy ETF	1.0

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://etfpages.com/AMAX.

RH Tactical Outlook ETF Tailored Shareholder Report

RH Tactical Outlook ETF

Ticker: RHTX

Exchange: NYSE Arca

annual Shareholder Report May 31, 2026

This annual shareholder report contains important information about RH Tactical Outlook ETF (the "Fund") for the period June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://etfpages.com/RHTX. You can also request this information by contacting us at (800) 773‑3863.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RH Tactical Outlook ETF	$159	1.40%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended May 31, 2026, the Fund returned 27.08%. The Fund underperformed the CRSP US Total Market Index, and outperformed the Morningstar Moderate Aggressive Target Risk Index, which returned 28.35% and 22.67%, respectively, for the same period.

Factors that Impacted the Fund's Performance

RH Tactical Outlook ETF (RHTX) maintained its multi-cap equity and precious metal exposure for the majority of the year. Although the precious metals that RHTX holds (GLD, SLV) provide some diversification benefit, the large equity bias in the portfolio allows the overall portfolio to go through drawdowns with broader equity indices. RHTX continued using bitcoin related ETFs and equities to generate covered call premium income for the fund, as well as fund the purchase of long protective puts.

The main detractors from performance include:

• Strategy Class A (MSTR) had a rescaled portfolio weight of 4.87% and detracted (3.18%) during the period.

The main contributors to performance include:

• State Street® SPDR® S&P 500® ETF (SPY) had a rescaled portfolio weight of 57.19% and contributed 16.11% during the period.

How did the Fund perform since inception?

The following graph compares the initial and subsequent account values at the end of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the inception date of the Fund in an appropriate broad-based index and a more narrowly based index that reflects the market sectors that the Fund invests in for the same period.

Cumulative Performance

From June 1, 2025 through May 31, 2026

Initial Investment of $10,000

RH Tactical Outlook ETF ($22,112)
CRSP US Total Market Index ($34,829)
Morningstar Moderate Aggressive Target Risk Index ($26,482)
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
05/31/2016
05/31/2017
05/31/2018
05/31/2019
05/31/2020
05/31/2021
05/31/2022
05/31/2023
05/31/2024
05/31/2025
05/31/2026

Average Annual Total Returns

(as of May 31, 2026 )

	1 Year	5 Year	10 Year	Since Inception (09/20/12)
RH Tactical Outlook ETF	27.08%	7.17%	8.26%	7.60%
CRSP US Total Market Index	28.35%	11.35%	13.29%	12.45%
Morningstar Moderate Aggressive Target Risk Index	22.67%	8.03%	10.23%	9.37%

Visit https://etfpages.com/RHTX for more recent performance information.

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

RH Tactical Outlook ETF Tailored Shareholder Report

Key Fund Statistics

(as of May 31, 2026 )

Net Assets	$8,239,965
Number of Holdings	9
Net Advisory Fee	$0
Portfolio Turnover Rate	46.92%

What did the Fund invest in?

(as of May 31, 2026 )

Security Type Breakdown (% of Total Net Assets)

Exchange-Traded Products
91.5%
Short-Term Investment
6.3%
Common Stocks
2.3%

Top Holdings	(% of Total Net Assets)
State Street SPDR S&P 500 ETF Trust	44.8
State Street SPDR Portfolio S&P 400 Mid Cap ETF	20.9
iShares Silver Trust	9.8
SPDR Gold Shares	8.4
iShares Russell 2000 ETF	7.5
Fidelity Government Portfolio	6.3
Strategy Inc.	2.3

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://etfpages.com/RHTX.

RH Tactical Rotation ETF Tailored Shareholder Report

RH Tactical Rotation ETF

Ticker: RHRX

Exchange: NYSE Arca

annual Shareholder Report May 31, 2026

This annual shareholder report contains important information about RH Tactical Rotation ETF (the "Fund") for the period June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://etfpages.com/RHRX. You can also request this information by contacting us at (800) 773‑3863.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RH Tactical Rotation ETF	$151	1.25%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended May 31, 2026, the Fund returned 40.88%. The Fund outperformed the S&P 500 Index and the Morningstar Moderate Aggressive Target Risk Index, which returned 29.78% and 22.67%, respectively, for the same period.

Factors that Impacted the Fund's Performance

RH Tactical Rotation maintained its half broad equities, half ‘tri-sector’ approach utilizing third party research to choose in-favor sectors to hold at any given time. RH Tactical Rotation ETF also used ‘Adaptive Growth or Value’ (GVI) model to determine when to tilt the broad equities portion of the portfolio between growth and value styles.

The main detractors from performance include:

• State Street Health Care Select Sector SPDR ETF (XLV) had a rescaled portfolio weight of 0.69% and detracted (0.18%) during the period.

• State Street Utilities Select Sector SPDR ETF (XLU) had a rescaled portfolio weight of 1.49% and detracted (0.03%) during the period.

The main contributors to performance include:

• SPDR S&P 500 ETF (SPY) had a rescaled portfolio weight of 23.22% and contributed 7.51% during the period.

• iShares Semiconductor ETF (SMH) had a rescaled portfolio weight of 7.06% and contributed 14.22% during the period.

How did the Fund perform since inception?

The following graph compares the initial and subsequent account values at the end of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the inception date of the Fund in an appropriate broad-based index and a more narrowly based index that reflects the market sectors that the Fund invests in for the same period.

Cumulative Performance

From June 1, 2025 through May 31, 2026

Initial Investment of $10,000

RH Tactical Rotation ETF ($23,426)
S&P 500 Index ($42,796)
Morningstar Moderate Aggressive Target Risk Index ($26,482)
$45,000
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
05/31/2016
05/31/2017
05/31/2018
05/31/2019
05/31/2020
05/31/2021
05/31/2022
05/31/2023
05/31/2024
05/31/2025
05/31/2026

Average Annual Total Returns

(as of May 31, 2026 )

	1 Year	5 Year	10 Year	Since Inception (09/20/12)
RH Tactical Rotation ETF	40.88%	10.56%	8.89%	8.38%
S&P 500 Index	29.78%	14.15%	15.65%	14.83%
Morningstar Moderate Aggressive Target Risk Index	22.67%	8.03%	10.23%	9.37%

Visit https://etfpages.com/RHRX for more recent performance information.

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

RH Tactical Rotation ETF Tailored Shareholder Report

Key Fund Statistics

(as of May 31, 2026 )

Net Assets	$36,132,154
Number of Holdings	7
Net Advisory Fee	$30,916
Portfolio Turnover Rate	226.73%

What did the Fund invest in?

(as of May 31, 2026 )

Sector Breakdown (% of Total Net Assets)

Financials
65.3%
Technology
16.1%
Industrials
8.5%
Materials
8.4%
Short-Term Investment
2.4%

Top Holdings	(% of Total Net Assets)
State Street SPDR S&P 500 ETF Trust	47.0
State Street SPDR Portfolio S&P 500 Growth ETF	18.3
iShares Semiconductor ETF	16.1
State Street Industrial Select Sector SPDR ETF	8.5
State Street Materials Select Sector SPDR ETF	8.4
Fidelity Government Portfolio	2.4

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://etfpages.com/RHRX.

(b)       Not applicable.

Item 2.	Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal accounting officer or controller, and principal financial officer, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(c)	During the period covered by this report, there have been no substantive amendments to the provisions of the Code of Ethics.

(d)	During the period covered by this report, the registrant did not grant any waivers to the provisions of the Code of Ethics.

(e)	Not applicable.

(f)(1)	A copy of the Code of Ethics is filed with this Form N-CSR as Exhibit 19(a)(1)

Item 3.	Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one member who qualifies as an audit committee financial expert, as that term is defined under Item 3(b) of Form N-CSR, serving on its audit committee.

As of the date of this report, the registrant’s audit committee financial expert is Mr. James H. Speed, Jr. Mr. Speed is “independent” for purposes of Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services

(a)	Audit Fees

Audit fees billed for the Adaptive Alpha Opportunities ETF, Adaptive Hedged Multi-Asset Income ETF, RH Tactical Outlook ETF, and RH Tactical Rotation ETF (the “Funds”), each a series of the Trust, for the last two fiscal years are reflected in the table below.

For the fiscal year ended May 31, 2025, these amounts represent aggregate fees billed for professional services rendered by the registrant’s independent accountant, Tait, Weller & Baker LLP (” Accountant”), in connection with the audit of the registrants’ annual financial statements and for services that are normally provided by the Accountant in connection with the registrant’s statutory and regulatory filings for that fiscal year.

Funds	May 31, 2025
Adaptive Alpha Opportunities ETF	$12,000
Adaptive Hedged Multi-Asset Income ETF	$14,500
RH Tactical Outlook ETF	$12,000
RH Tactical Rotation ETF	$12,000

For the fiscal year ended May 31, 2026, these amounts represent aggregate fees billed for professional services rendered by the Accountant, in connection with the audit of the registrants’ annual financial statements and for services that are normally provided by the Accountant in connection with the registrants’ statutory and regulatory filings for that fiscal year.

Funds	May 31, 2026
Adaptive Alpha Opportunities ETF	$13,500
Adaptive Hedged Multi-Asset Income ETF	$13,000
RH Tactical Outlook ETF	$12,250
RH Tactical Rotation ETF	$12,250

(b)	Audit-Related Fees

The audit-related fees billed for the Funds for the fiscal year ended May 31, 2025, for professional services rendered by the registrant’s Accountant, in connection with two semi-annual examinations and a surprise examination of the 17f-1 security counts, are reflected in the table below.

Funds	May 31, 2025
Adaptive Alpha Opportunities ETF	$5,500
Adaptive Hedged Multi-Asset Income ETF	$5,500
RH Tactical Outlook ETF	$5,500
RH Tactical Rotation ETF	$5,500

The audit-related fees billed for the Funds for the fiscal year ended May 31, 2026, for professional services rendered by the registrant’s Accountant, in connection with two semi-annual examinations and a surprise examination of the 17f-1 security counts, are reflected in the table below.

Funds	May 31, 2026
Adaptive Alpha Opportunities ETF	$5,500
Adaptive Hedged Multi-Asset Income ETF	$5,500
RH Tactical Outlook ETF	$5,500
RH Tactical Rotation ETF	$5,500

(c)	Tax Fees

These amounts represent the aggregate fees billed in the fiscal year ended May 31, 2025, for professional services rendered by the Accountant for tax compliance, tax advice, and tax planning, and are reflected in the table below. These services were for the completion of the Funds’ federal and state income tax returns, excise tax returns, and assistance with distribution calculations.

Funds	May 31, 2025
Adaptive Alpha Opportunities ETF	$3,000
Adaptive Hedged Multi-Asset Income ETF	$3,000
RH Tactical Outlook ETF	$3,000
RH Tactical Rotation ETF	$3,000

These amounts represent aggregate fees billed in the fiscal year ended May 31, 2026, for professional services rendered by the Accountant for tax compliance, tax advice, and tax planning, and are reflected in the table below. These services were for the completion of the Funds’ federal and state income tax returns, excise tax returns, and assistance with distribution calculations.

Funds	May 31, 2026
Adaptive Alpha Opportunities ETF	$3,000
Adaptive Hedged Multi-Asset Income ETF	$3,000
RH Tactical Outlook ETF	$3,000
RH Tactical Rotation ETF	$3,000

(d)	All Other Fees

There were no other fees billed in each of the fiscal years ended May 31, 2025 and May 31, 2026, for products and services provided by the Accountant, other than the services reported in paragraphs (a) through (c) of this item.

(e)(1)	The registrants’ Board of Trustees pre-approved the engagement of the Accountant for the fiscal year ended May 31, 2026, at an audit committee meeting of the Board of Trustees called for such purpose; and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose. The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant’s investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

(2)	There were no services as described in each of paragraph (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	Aggregate non-audit fees billed by the Accountant to the Funds for services rendered for the fiscal year ended May 31, 2025, for services rendered are reflected in the table below. There were no fees billed by the Accountant for non-audit services rendered to the Funds’ investment adviser, or any other entity controlling, controlled by, or under common control with the Funds’ investment adviser for the fiscal year ended May 31, 2025.

Funds	May 31, 2025
Adaptive Alpha Opportunities ETF	$3,000
Adaptive Hedged Multi-Asset Income ETF	$3,000
RH Tactical Outlook ETF	$3,000
RH Tactical Rotation ETF	$3,000

Aggregate non-audit fees billed by the Accountant to the Funds for services rendered for the fiscal year ended May 31, 2026, for services rendered are reflected in the table below. There were no fees billed by the Accountant for non-audit services rendered to the Funds’ investment adviser, or any other entity controlling, controlled by, or under common control with the Funds’ investment adviser for the fiscal year ended May 31, 2026.

Funds	May 31, 2065
Adaptive Alpha Opportunities ETF	$3,000
Adaptive Hedged Multi-Asset Income ETF	$3,000
RH Tactical Outlook ETF	$3,000
RH Tactical Rotation ETF	$3,000

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

(a)	The Funds are listed issuers as defined in Rule 10A-3 under the Exchange Act of 1934 and have a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act of 1934. The Funds’ audit committee members are James H. Speed, Jr., J. Buckley Strandberg, and Theo H. Pitt, Jr.

(b)	Not applicable.

Item 6.	Investments

A copy of the Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Annual Financial Statements

As of May 31, 2026

Adaptive ETFs

Adaptive Alpha Opportunities ETF

 Adaptive Hedged Multi-Asset Income ETF

 RH Tactical Outlook ETF

RH Tactical Rotation ETF

The financial statements and other information contained herein are submitted for the general information of the shareholders of the Adaptive Alpha Opportunities ETF, Adaptive Hedged Multi-Asset Income ETF, RH Tactical Outlook ETF, and the RH Tactical Rotation ETF (each a “Fund” or “ETF” and collectively, the “Funds”, “ETFs”, or the “Adaptive ETFs”). The Adaptive ETFs’ shares are not deposits or obligations of, or guaranteed by, any depository institution. The Adaptive ETFs’ shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Adaptive Alpha Opportunities ETF
Schedule of Investments
As of May 31, 2026

	Shares	Value
Common Stocks - 5.04%
Industrials - 2.31%
Howmet Aerospace Inc	33,393	$8,623,742
Rocket Lab Corp(a)	1,986	284,951
		8,908,693
Technology - 2.73%
Lam Research Corp	2,010	639,542
NVIDIA Corp	35,000	7,389,900
Palantir Technologies Inc(a)	15,924	2,492,743
Vistance Networks Inc	6	75
Western Digital Corp	19	10,093
		10,532,353
Total Common Stocks (Cost $15,391,486)		19,441,046

Exchange-Traded Products - 42.29%
Aerospace & Defense - 1.03%
State Street SPDR S&P Aerospace & Defense ETF	13,804	3,975,552
		Spacer
Commodity - 3.35%
iShares Bitcoin Trust ETF(a)	42	1,748
SPDR Gold Shares(a)	23,249	9,697,623
United States Oil Fund LP(a)	25,011	3,228,670
		12,928,041
Communications - 4.61%
State Street Communication Services Select Sector SPDR ETF	153,927	17,807,815
		Spacer
Consumer Staples - 0.58%
State Street Consumer Staples Select Sector SPDR ETF	27,102	2,247,027
		Spacer
Financials - 7.89%
Invesco QQQ Trust Series 1	7,450	5,500,410
iShares MSCI EAFE Value ETF	100,263	7,884,682
iShares MSCI USA Momentum Factor ETF	29,610	9,351,134
iShares MSCI USA Value Factor ETF	24,704	4,894,356
iShares Russell 2000 ETF	986	286,364
State Street Financial Select Sector SPDR ETF	25,151	1,297,289
State Street SPDR S&P 500 ETF Trust	1,652	1,249,705
		30,463,940
Global - 6.08%
iShares MSCI South Korea ETF	9	1,852
Vanguard FTSE Emerging Markets ETF	296,055	17,727,773
Vanguard FTSE Europe ETF	64,430	5,734,914
		23,464,539
Health Care - 5.79%
State Street Health Care Select Sector SPDR ETF	149,391	22,329,473
		Spacer
Industrials - 5.44%
Global X US Infrastructure Development ETF	98,695	5,557,515
iShares Global Infrastructure ETF	167,673	11,167,022
State Street Industrial Select Sector SPDR ETF	24,685	4,273,714
		20,998,251
Materials - 0.59%
State Street Materials Select Sector SPDR ETF	44,618	2,282,211

See Notes to Financial Statements

Adaptive Alpha Opportunities ETF
Schedule of Investments (continued)
As of May 31, 2026

	Shares	Value
Common Stocks (continued)
Real Estate - 1.39%
Vanguard Real Estate ETF	56,140	$5,372,598
		Spacer
Technology - 5.25%
State Street Technology Select Sector SPDR ETF	105,430	20,139,239
VanEck Semiconductor ETF	186	111,401
		20,250,640
Utilities - 0.28%
State Street Utilities Select Sector SPDR ETF	24,685	1,096,508
Total Exchange-Traded Products (Cost $152,284,681)		163,216,595

	Number of Contracts	Exercise Price	Exercise Date	Notional Value
Call Options Purchased - 73.93%
Analog Devices, Inc	500	$430.00	6/18/2026	$21,500,000	505,000
Analog Devices, Inc	1,000	420.00	6/26/2026	42,000,000	1,795,000
Baidu, Inc	1,000	140.00	6/18/2026	14,000,000	522,500
Cloudflare, Inc	500	195.00	6/18/2026	9,750,000	2,481,250
Global X Uranium ETF	500	50.00	6/18/2026	2,500,000	150,000
Intuit Inc	500	370.00	6/18/2026	18,500,000	220,000
Intuit Inc	500	395.00	6/26/2026	19,750,000	123,750
Invesco QQQ Trust Series 1	500	736.00	6/1/2026	36,800,000	245,000
Invesco QQQ Trust Series 1	500	739.00	6/1/2026	36,950,000	163,155
Invesco QQQ Trust Series 1	500	615.00	6/18/2026	30,750,000	6,275,750
Invesco QQQ Trust Series 1	424	625.00	6/18/2026	26,500,000	4,903,772
Invesco QQQ Trust Series 1	19	640.00	6/18/2026	1,216,000	191,634
Invesco QQQ Trust Series 1	2,938	660.00	6/18/2026	193,908,000	23,913,851
Invesco QQQ Trust Series 1	1,000	700.00	6/18/2026	70,000,000	4,312,500
Invesco QQQ Trust Series 1	1,000	702.00	6/18/2026	70,200,000	4,225,500
Invesco QQQ Trust Series 1	997	730.00	6/18/2026	72,781,000	1,988,018
Invesco QQQ Trust Series 1	1,000	680.00	7/17/2026	68,000,000	6,797,500
Invesco QQQ Trust Series 1	500	715.00	7/17/2026	35,750,000	1,955,500
Invesco QQQ Trust Series 1	500	728.00	7/17/2026	36,400,000	1,515,000
Invesco QQQ Trust Series 1	1,500	635.00	8/21/2026	95,250,000	17,054,250
Invesco QQQ Trust Series 1	1,000	640.00	8/21/2026	64,000,000	10,923,500
Invesco QQQ Trust Series 1	1,500	705.00	8/21/2026	105,750,000	8,409,000
Invesco QQQ Trust Series 1	1,500	730.00	8/21/2026	109,500,000	5,873,250
Invesco QQQ Trust Series 1	1,000	705.00	9/18/2026	70,500,000	6,227,000
iShares MSCI South Korea ETF	1,000	145.00	6/18/2026	14,500,000	6,320,000
iShares MSCI South Korea ETF	500	150.00	6/18/2026	7,500,000	2,907,500
iShares MSCI South Korea ETF	550	155.00	6/18/2026	8,525,000	2,961,750
iShares MSCI South Korea ETF	100	190.00	6/18/2026	1,900,000	252,000
iShares MSCI South Korea ETF	275	175.00	7/17/2026	4,812,500	1,171,500
iShares MSCI South Korea ETF	500	190.00	7/17/2026	9,500,000	1,622,500
iShares Russell 2000 ETF	2,000	250.00	6/18/2026	50,000,000	8,040,000
iShares Silver Trust	1,250	72.00	6/18/2026	9,000,000	186,250
iShares Silver Trust	1,000	75.00	6/18/2026	7,500,000	87,000
iShares Silver Trust	1,000	78.00	6/18/2026	7,800,000	53,000
iShares Silver Trust	200	80.00	6/18/2026	1,600,000	7,800
iShares Silver Trust	250	75.00	1/15/2027	1,875,000	208,750
Lam Research Corp	127	210.00	6/18/2026	2,667,000	1,379,220
Lam Research Corp	125	230.00	6/18/2026	2,875,000	1,111,875
Lam Research Corp	198	270.00	6/18/2026	5,346,000	1,025,145
Novo Nordisk A/S	250	55.00	6/18/2026	1,375,000	2,000

See Notes to Financial Statements

Adaptive Alpha Opportunities ETF
Schedule of Investments (continued)
As of May 31, 2026

	Number of Contracts	Exercise Price	Exercise Date	Notional Value	Value
Call Options Purchased (continued)
NVIDIA Corp	250	$195.00	6/18/2026	$4,875,000	$470,625
NVIDIA Corp	2,000	225.00	6/18/2026	45,000,000	690,000
NVIDIA Corp	250	227.00	6/18/2026	5,675,000	75,750
NVIDIA Corp	1,000	245.00	6/18/2026	24,500,000	89,000
NVIDIA Corp	250	225.00	9/18/2026	5,625,000	398,125
Palantir Technologies Inc	250	145.00	1/15/2027	3,625,000	870,000
Palantir Technologies Inc	250	190.00	1/15/2027	4,750,000	454,375
Rigetti Computing, Inc	500	19.00	6/18/2026	950,000	340,000
Rigetti Computing, Inc	500	21.00	7/17/2026	1,050,000	316,250
Rocket Lab Corp	300	80.00	6/18/2026	2,400,000	1,921,500
Rocket Lab Corp	150	100.00	6/18/2026	1,500,000	674,625
RTX Corp	300	240.00	9/18/2026	7,200,000	21,750
SPDR Gold Shares	60	460.00	6/18/2026	2,760,000	3,420
SPDR Gold Shares	300	480.00	6/18/2026	14,400,000	8,250
SPDR Gold Shares	250	405.00	1/15/2027	10,125,000	1,080,000
State Street Consumer Staples Select Sector SPDR ETF	2,000	85.00	6/18/2026	17,000,000	151,000
State Street Consumer Staples Select Sector SPDR ETF	100	85.00	1/15/2027	850,000	35,500
State Street Energy Select Sector SPDR ETF	500	57.50	6/18/2026	2,875,000	46,250
State Street Energy Select Sector SPDR ETF	500	60.00	6/18/2026	3,000,000	18,250
State Street Energy Select Sector SPDR ETF	2,000	57.50	9/18/2026	11,500,000	574,000
State Street Financial Select Sector SPDR ETF	500	51.00	6/18/2026	2,550,000	61,750
State Street Industrial Select Sector SPDR ETF	1,000	165.00	6/18/2026	16,500,000	962,500
State Street Materials Select Sector SPDR ETF	2,000	49.00	6/18/2026	9,800,000	300,000
State Street Materials Select Sector SPDR ETF	1,000	49.00	1/15/2027	4,900,000	515,000
State Street SPDR S&P 500 ETF Trust	1,000	756.00	6/1/2026	75,600,000	251,000
State Street SPDR S&P 500 ETF Trust	72	715.00	6/18/2026	5,148,000	317,880
State Street SPDR S&P 500 ETF Trust	3,228	721.00	6/18/2026	232,738,800	12,419,730
State Street SPDR S&P 500 ETF Trust	1,000	731.00	6/18/2026	73,100,000	2,931,500
State Street SPDR S&P 500 ETF Trust	600	734.00	6/18/2026	44,040,000	1,598,400
State Street SPDR S&P 500 ETF Trust	750	740.00	6/18/2026	55,500,000	1,597,500
State Street SPDR S&P 500 ETF Trust	1,072	730.00	7/17/2026	78,256,000	3,752,000
State Street SPDR S&P 500 ETF Trust	2,000	743.00	7/17/2026	148,600,000	5,036,000
State Street SPDR S&P 500 ETF Trust	264	757.00	7/17/2026	19,984,800	416,704
State Street SPDR S&P 500 ETF Trust	2,000	735.00	8/21/2026	147,000,000	7,765,000
State Street SPDR S&P 500 ETF Trust	1,000	740.00	8/21/2026	74,000,000	3,509,500
State Street SPDR S&P 500 ETF Trust	1,000	752.00	8/21/2026	75,200,000	2,675,500
State Street SPDR S&P 500 ETF Trust	500	725.00	9/18/2026	36,250,000	2,577,750
State Street Technology Select Sector SPDR ETF	2,000	175.00	12/18/2026	35,000,000	5,805,000
State Street Utilities Select Sector SPDR ETF	2,000	45.00	6/18/2026	9,000,000	102,000
Tesla, Inc	300	395.00	12/18/2026	11,850,000	2,625,750
Tesla, Inc	300	450.00	12/18/2026	13,500,000	1,815,750
United States Oil Fund LP	13	103.00	6/18/2026	133,900	33,670
United States Oil Fund LP	100	110.00	6/18/2026	1,100,000	196,750
United States Oil Fund LP	600	149.00	6/18/2026	8,940,000	102,900
United States Oil Fund LP	100	153.00	6/18/2026	1,530,000	15,050
United States Oil Fund LP	250	115.00	9/18/2026	2,875,000	508,750
United States Oil Fund LP	2	104.00	1/15/2027	20,800	6,345
USA Rare Earth, Inc	250	21.00	6/18/2026	525,000	175,625
USA Rare Earth, Inc	500	26.00	6/18/2026	1,300,000	192,500
USA Rare Earth, Inc	250	37.00	6/18/2026	925,000	17,125

See Notes to Financial Statements

Adaptive Alpha Opportunities ETF
Schedule of Investments (continued)
As of May 31, 2026

	Number of Contracts	Exercise Price	Exercise Date	Notional Value	Value
Call Options Purchased (continued)
USA Rare Earth, Inc	500	$22.00	1/14/2027	$1,100,000	$576,250
VanEck Semiconductor ETF	346	385.00	6/17/2026	13,321,000	7,378,450
VanEck Semiconductor ETF	5	445.00	6/18/2026	222,500	77,250
VanEck Semiconductor ETF	50	455.00	6/18/2026	2,275,000	722,750
VanEck Semiconductor ETF	250	505.00	6/18/2026	12,625,000	2,416,250
VanEck Semiconductor ETF	150	537.50	6/18/2026	8,062,500	1,029,000
VanEck Semiconductor ETF	500	395.00	7/17/2026	19,750,000	10,300,000
VanEck Semiconductor ETF	100	450.00	7/17/2026	4,500,000	1,530,000
VanEck Semiconductor ETF	500	465.00	7/17/2026	23,250,000	6,950,000
VanEck Semiconductor ETF	250	475.00	7/17/2026	11,875,000	3,250,000
VanEck Semiconductor ETF	500	555.00	7/17/2026	27,750,000	3,340,000
VanEck Semiconductor ETF	250	595.00	7/17/2026	14,875,000	1,088,750
VanEck Semiconductor ETF	250	475.00	9/18/2026	11,875,000	3,587,500
VanEck Semiconductor ETF	1,000	530.00	9/18/2026	53,000,000	10,340,000
VanEck Semiconductor ETF	1,000	600.00	9/18/2026	60,000,000	6,275,000
VanEck Semiconductor ETF	200	510.00	12/18/2026	10,200,000	2,738,000
VanEck Semiconductor ETF	200	570.00	12/18/2026	11,400,000	2,012,000
Vistra Corp	1,000	155.00	6/18/2026	15,500,000	1,010,000
Western Digital Corp	150	440.00	6/18/2026	6,600,000	1,455,000
Western Digital Corp	500	270.00	1/15/2027	13,500,000	14,260,000
Western Digital Corp	18	400.00	1/15/2027	720,000	364,500
Call Options Purchased (Premium Paid $143,755,540)					285,332,269

Put Options Purchased - 9.88%
Analog Devices, Inc	500	420.00	6/18/2026	21,000,000	1,060,000
Analog Devices, Inc	1,000	425.00	6/26/2026	42,500,000	2,710,000
Baidu, Inc	1,000	135.00	6/18/2026	13,500,000	645,000
Cloudflare, Inc	500	250.00	6/18/2026	12,500,000	968,750
Howmet Aerospace Inc	500	220.00	9/18/2026	11,000,000	372,500
Intuit Inc	500	360.00	6/18/2026	18,000,000	1,697,500
Intuit Inc	500	400.00	6/26/2026	20,000,000	3,537,500
Invesco QQQ Trust Series 1	1,499	530.00	6/18/2026	79,447,000	8,994
Invesco QQQ Trust Series 1	1,000	615.00	6/18/2026	61,500,000	25,000
Invesco QQQ Trust Series 1	500	736.00	7/17/2026	36,800,000	1,006,750
Invesco QQQ Trust Series 1	823	545.00	9/18/2026	44,853,500	248,135
Invesco QQQ Trust Series 1	2,000	715.00	9/18/2026	143,000,000	4,887,000
iShares Bitcoin Trust ETF	2,000	37.00	6/18/2026	7,400,000	41,000
iShares Bitcoin Trust ETF	1,500	35.00	9/18/2026	5,250,000	175,500
iShares MSCI South Korea ETF	250	175.00	7/17/2026	4,375,000	263,750
Lam Research Corp	100	190.00	6/18/2026	1,900,000	3,400
Lam Research Corp	100	260.00	6/18/2026	2,600,000	22,950
Lam Research Corp	200	270.00	6/18/2026	5,400,000	72,000
NVIDIA Corp	1,000	172.00	6/18/2026	17,200,000	53,500
NVIDIA Corp	2,000	226.00	6/18/2026	45,200,000	3,555,000
NVIDIA Corp	800	225.00	7/17/2026	18,000,000	1,640,000
NVIDIA Corp	1,000	235.00	7/17/2026	23,500,000	2,795,000
Palantir Technologies Inc	50	140.00	6/18/2026	700,000	9,100
Palantir Technologies Inc	250	110.00	1/15/2027	2,750,000	177,500
Rigetti Computing, Inc	10	12.00	7/17/2026	12,000	120
Rocket Lab Corp	250	50.00	6/18/2026	1,250,000	1,375
Rocket Lab Corp	400	80.00	6/18/2026	3,200,000	12,000
SPDR Gold Shares	400	405.00	6/18/2026	16,200,000	144,000

See Notes to Financial Statements

Adaptive Alpha Opportunities ETF
Schedule of Investments (continued)
As of May 31, 2026

	Number of Contracts	Exercise Price	Exercise Date	Notional Value	Value
Put Options Purchased (continued)
SPDR Gold Shares	250	$475.00	1/15/2027	$11,875,000	$1,567,500
State Street Communication Services Select Sector SPDR ETF	2,000	115.00	6/18/2026	23,000,000	280,000
State Street Health Care Select Sector SPDR ETF	750	147.00	6/18/2026	11,025,000	66,000
State Street Health Care Select Sector SPDR ETF	750	155.00	6/18/2026	11,625,000	425,625
State Street SPDR S&P 500 ETF Trust	3,000	757.00	6/1/2026	227,100,000	679,621
State Street SPDR S&P 500 ETF Trust	3,500	605.00	6/18/2026	211,750,000	50,750
State Street SPDR S&P 500 ETF Trust	3,000	757.00	6/18/2026	227,100,000	2,612,173
State Street Technology Select Sector SPDR ETF	1,000	160.00	7/17/2026	16,000,000	107,000
State Street Technology Select Sector SPDR ETF	500	174.00	7/17/2026	8,700,000	127,500
State Street Technology Select Sector SPDR ETF	1,000	160.00	8/21/2026	16,000,000	219,000
State Street Technology Select Sector SPDR ETF	750	180.00	12/18/2026	13,500,000	855,000
United States Oil Fund LP	13	103.00	6/18/2026	133,900	344
United States Oil Fund LP	500	115.00	6/18/2026	5,750,000	65,000
United States Oil Fund LP	250	100.00	9/18/2026	2,500,000	57,750
United States Oil Fund LP	2	103.00	1/15/2027	20,600	1,110
VanEck Semiconductor ETF	250	600.00	6/5/2026	15,000,000	400,756
VanEck Semiconductor ETF	27	370.00	6/18/2026	999,000	810
VanEck Semiconductor ETF	317	395.00	6/18/2026	12,521,500	15,216
VanEck Semiconductor ETF	1,000	505.00	6/18/2026	50,500,000	340,000
VanEck Semiconductor ETF	500	530.00	6/18/2026	26,500,000	282,500
VanEck Semiconductor ETF	500	537.50	6/18/2026	26,875,000	335,000
VanEck Semiconductor ETF	500	547.50	6/18/2026	27,375,000	407,500
VanEck Semiconductor ETF	275	580.00	6/18/2026	15,950,000	484,000
VanEck Semiconductor ETF	250	595.00	6/18/2026	14,875,000	576,250
VanEck Semiconductor ETF	225	600.00	6/18/2026	13,500,000	576,000
VanEck Semiconductor ETF	250	530.00	7/17/2026	13,250,000	343,750
VanEck Semiconductor ETF	200	505.00	9/18/2026	10,100,000	440,000
Vistra Corp	1,000	160.00	6/18/2026	16,000,000	700,000
Total Put Options Purchased (Premiums Paid $53,349,647)					38,149,479

Short-Term Investment - 26.78%	Shares
Fidelity Government Portfolio, 3.51% (b) (Cost $103,357,635)	103,357,635	103,357,635

Total Investment (Cost/Premium Paid $468,138,989)157.92%		609,497,024
Options Written (Premiums Received $220,977,777) - (62.33)%		(240,581,690)
Other Assets Less Liabilities - 4.41%		17,046,116
Net Assets - 100.00%		$385,961,450

(a) Non-income producing investment

(b) Represents 7-day effective SEC yield as of May 31, 2026.

See Notes to Financial Statements

Adaptive Alpha Opportunities ETF
Schedule of Options Written
As of May 31, 2026

	Number of Contracts	Exercise Price	Exercise Date	Notional Value	Value
Call Options Written - (57.24)%
Analog Devices, Inc	(500)	$420.00	6/18/2026	$(21,000,000)	$(700,000)
Analog Devices, Inc	(1,000)	425.00	6/26/2026	(42,500,000)	(1,570,000)
Baidu, Inc	(1,000)	135.00	6/18/2026	(13,500,000)	(740,000)
Cloudflare, Inc	(500)	250.00	6/18/2026	(12,500,000)	(618,750)
Howmet Aerospace Inc	(300)	260.00	9/18/2026	(7,800,000)	(672,000)
Intuit Inc	(500)	360.00	6/18/2026	(18,000,000)	(305,000)
Intuit Inc	(500)	400.00	6/26/2026	(20,000,000)	(112,500)
Invesco QQQ Trust Series 1	(900)	627.00	6/18/2026	(56,430,000)	(10,234,800)
Invesco QQQ Trust Series 1	(19)	641.00	6/18/2026	(1,217,900)	(190,038)
Invesco QQQ Trust Series 1	(3,000)	661.00	6/18/2026	(198,300,000)	(24,108,000)
Invesco QQQ Trust Series 1	(50)	662.00	6/18/2026	(3,310,000)	(397,375)
Invesco QQQ Trust Series 1	(997)	701.00	6/18/2026	(69,889,700)	(4,301,058)
Invesco QQQ Trust Series 1	(1,000)	703.00	6/18/2026	(70,300,000)	(4,139,500)
Invesco QQQ Trust Series 1	(1,000)	740.00	6/18/2026	(74,000,000)	(1,382,500)
Invesco QQQ Trust Series 1	(2,000)	750.00	6/18/2026	(150,000,000)	(1,782,000)
Invesco QQQ Trust Series 1	(500)	770.00	6/18/2026	(38,500,000)	(161,250)
Invesco QQQ Trust Series 1	(750)	685.00	7/17/2026	(51,375,000)	(4,788,375)
Invesco QQQ Trust Series 1	(500)	716.00	7/17/2026	(35,800,000)	(1,924,750)
Invesco QQQ Trust Series 1	(1,000)	730.00	7/17/2026	(73,000,000)	(2,900,000)
Invesco QQQ Trust Series 1	(2,500)	650.00	8/21/2026	(162,500,000)	(25,198,750)
Invesco QQQ Trust Series 1	(1,500)	710.00	8/21/2026	(106,500,000)	(7,844,250)
iShares MSCI South Korea ETF	(500)	146.00	6/18/2026	(7,300,000)	(3,112,500)
iShares MSCI South Korea ETF	(500)	147.00	6/18/2026	(7,350,000)	(3,062,500)
iShares MSCI South Korea ETF	(500)	151.00	6/18/2026	(7,550,000)	(2,877,500)
iShares MSCI South Korea ETF	(50)	154.00	6/18/2026	(770,000)	(272,750)
iShares MSCI South Korea ETF	(500)	156.00	6/18/2026	(7,800,000)	(2,627,500)
iShares MSCI South Korea ETF	(275)	180.00	7/17/2026	(4,950,000)	(1,062,875)
iShares MSCI South Korea ETF	(250)	210.00	7/17/2026	(5,250,000)	(542,500)
iShares MSCI South Korea ETF	(175)	225.00	1/15/2027	(3,937,500)	(615,125)
iShares Russell 2000 ETF	(2,000)	260.00	6/18/2026	(52,000,000)	(6,057,000)
iShares Silver Trust	(1,000)	72.50	6/18/2026	(7,250,000)	(135,000)
iShares Silver Trust	(1,500)	85.00	6/18/2026	(12,750,000)	(28,500)
iShares Silver Trust	(2,000)	100.00	6/17/2026	(20,000,000)	(10,000)
iShares Silver Trust	(200)	150.00	6/18/2026	(3,000,000)	(400)
iShares Silver Trust	(500)	125.00	1/15/2027	(6,250,000)	(115,000)
Lam Research Corp	(125)	220.00	6/18/2026	(2,750,000)	(1,234,063)
Lam Research Corp	(125)	240.00	6/18/2026	(3,000,000)	(990,625)
Lam Research Corp	(100)	272.50	6/18/2026	(2,725,000)	(498,500)
NVIDIA Corp	(2,000)	226.00	6/18/2026	(45,200,000)	(655,000)
NVIDIA Corp	(1,000)	250.00	6/18/2026	(25,000,000)	(65,000)
Palantir Technologies Inc	(250)	130.00	1/15/2027	(3,250,000)	(1,076,250)
Palantir Technologies Inc	(250)	250.00	1/15/2027	(6,250,000)	(208,750)
Rigetti Computing, Inc	(500)	19.50	6/18/2026	(975,000)	(305,000)
Rocket Lab Corp	(300)	85.00	6/18/2026	(2,550,000)	(1,766,250)
Rocket Lab Corp	(150)	105.00	6/18/2026	(1,575,000)	(604,500)
RTX Corp	(300)	250.00	9/18/2026	(7,500,000)	(17,700)
SPDR Gold Shares	(250)	475.00	1/15/2027	(11,875,000)	(368,125)
State Street Consumer Staples Select Sector SPDR ETF	(2,000)	90.00	6/18/2026	(18,000,000)	(71,000)
State Street Consumer Staples Select Sector SPDR ETF	(100)	90.00	1/15/2027	(900,000)	(28,500)
State Street Financial Select Sector SPDR ETF	(500)	50.00	6/18/2026	(2,500,000)	(103,500)

See Notes to Financial Statements

Adaptive Alpha Opportunities ETF
Schedule of Options Written (continued)
As of May 31, 2026

	Number of Contracts	Exercise Price	Exercise Date	Notional Value	Value
Call Options Written (continued)
State Street Industrial Select Sector SPDR ETF	(1,000)	$175.00	6/18/2026	$(17,500,000)	$(363,000)
State Street Materials Select Sector SPDR ETF	(2,000)	60.00	1/15/2027	(12,000,000)	(178,000)
State Street SPDR S&P 500 ETF Trust	(3,100)	722.00	6/18/2026	(223,820,000)	(11,638,950)
State Street SPDR S&P 500 ETF Trust	(1,000)	732.00	6/18/2026	(73,200,000)	(2,842,000)
State Street SPDR S&P 500 ETF Trust	(400)	735.00	6/18/2026	(29,400,000)	(1,033,800)
State Street SPDR S&P 500 ETF Trust	(200)	741.00	6/18/2026	(14,820,000)	(414,700)
State Street SPDR S&P 500 ETF Trust	(1,000)	760.00	6/18/2026	(76,000,000)	(736,500)
State Street SPDR S&P 500 ETF Trust	(1,000)	765.00	6/18/2026	(76,500,000)	(501,000)
State Street SPDR S&P 500 ETF Trust	(1,000)	726.00	7/17/2026	(72,600,000)	(3,868,000)
State Street SPDR S&P 500 ETF Trust	(264)	744.00	7/17/2026	(19,641,600)	(643,511)
State Street SPDR S&P 500 ETF Trust	(1,000)	800.00	7/17/2026	(80,000,000)	(158,000)
State Street SPDR S&P 500 ETF Trust	(1,000)	741.00	8/21/2026	(74,100,000)	(3,433,000)
State Street Technology Select Sector SPDR ETF	(500)	200.00	12/18/2026	(10,000,000)	(740,000)
State Street Technology Select Sector SPDR ETF	(250)	205.00	12/18/2026	(5,125,000)	(316,250)
State Street Utilities Select Sector SPDR ETF	(2,000)	50.00	6/18/2026	(10,000,000)	(7,000)
Tesla, Inc	(300)	400.00	12/18/2026	(12,000,000)	(2,532,750)
Tesla, Inc	(300)	500.00	12/18/2026	(15,000,000)	(1,299,750)
United States Oil Fund LP	(150)	115.00	6/18/2026	(1,725,000)	(235,875)
United States Oil Fund LP	(600)	150.00	6/18/2026	(9,000,000)	(111,000)
United States Oil Fund LP	(500)	160.00	9/18/2026	(8,000,000)	(296,250)
USA Rare Earth, Inc	(250)	48.00	6/18/2026	(1,200,000)	(5,000)
USA Rare Earth, Inc	(500)	40.00	1/14/2027	(2,000,000)	(303,750)
VanEck Semiconductor ETF	(1)	390.00	6/18/2026	(39,000)	(20,805)
VanEck Semiconductor ETF	(200)	395.00	6/18/2026	(7,900,000)	(4,070,000)
VanEck Semiconductor ETF	(200)	430.00	6/18/2026	(8,600,000)	(3,380,000)
VanEck Semiconductor ETF	(200)	460.00	6/18/2026	(9,200,000)	(2,793,000)
VanEck Semiconductor ETF	(250)	510.00	6/18/2026	(12,750,000)	(2,300,000)
VanEck Semiconductor ETF	(400)	405.00	7/17/2026	(16,200,000)	(7,840,000)
VanEck Semiconductor ETF	(100)	455.00	7/17/2026	(4,550,000)	(1,485,000)
VanEck Semiconductor ETF	(500)	470.00	7/17/2026	(23,500,000)	(6,725,000)
VanEck Semiconductor ETF	(250)	480.00	7/17/2026	(12,000,000)	(3,138,750)
VanEck Semiconductor ETF	(100)	505.00	7/17/2026	(5,050,000)	(1,047,500)
VanEck Semiconductor ETF	(250)	560.00	7/17/2026	(14,000,000)	(1,576,250)
VanEck Semiconductor ETF	(250)	620.00	7/17/2026	(15,500,000)	(777,500)
VanEck Semiconductor ETF	(250)	700.00	7/17/2026	(17,500,000)	(260,000)
VanEck Semiconductor ETF	(250)	485.00	9/18/2026	(12,125,000)	(3,388,750)
VanEck Semiconductor ETF	(1,000)	535.00	9/18/2026	(53,500,000)	(10,010,000)
VanEck Semiconductor ETF	(250)	820.00	9/18/2026	(20,500,000)	(235,989)
VanEck Semiconductor ETF	(200)	515.00	12/18/2026	(10,300,000)	(2,674,000)
VanEck Semiconductor ETF	(100)	575.00	12/18/2026	(5,750,000)	(976,000)
Vistra Corp	(1,000)	160.00	6/18/2026	(16,000,000)	(760,000)
Western Digital Corp	(150)	500.00	6/18/2026	(7,500,000)	(843,750)
Western Digital Corp	(17)	280.00	1/15/2027	(476,000)	(472,770)
Western Digital Corp	(600)	410.00	1/15/2027	(24,600,000)	(11,931,000)
Call Options Written (Premium Received $186,255,054)					(220,946,959)

Put Options Written - (5.09)%
Analog Devices, Inc	(500)	430.00	6/18/2026	(21,500,000)	(1,370,000)
Analog Devices, Inc	(1,000)	420.00	6/26/2026	(42,000,000)	(2,415,000)
Baidu, Inc	(1,000)	140.00	6/18/2026	(14,000,000)	(945,000)
Cloudflare, Inc	(500)	195.00	6/18/2026	(9,750,000)	(103,500)
Intuit Inc	(500)	370.00	6/18/2026	(18,500,000)	(2,140,000)

See Notes to Financial Statements

Adaptive Alpha Opportunities ETF
Schedule of Options Written (continued)
As of May 31, 2026

	Number of Contracts	Exercise Price	Exercise Date	Notional Value	Value
Put Options Written (continued)
Intuit Inc	(500)	$395.00	6/26/2026	$(19,750,000)	$(3,280,000)
Invesco QQQ Trust Series 1	(1,569)	500.00	6/18/2026	(78,450,000)	(12,552)
Invesco QQQ Trust Series 1	(1,000)	590.00	6/18/2026	(59,000,000)	(25,000)
Invesco QQQ Trust Series 1	(1,000)	680.00	6/18/2026	(68,000,000)	(180,500)
Invesco QQQ Trust Series 1	(100)	728.00	7/17/2026	(7,280,000)	(171,000)
Invesco QQQ Trust Series 1	(823)	540.00	9/18/2026	(44,442,000)	(235,378)
Invesco QQQ Trust Series 1	(3,000)	570.00	9/18/2026	(171,000,000)	(1,188,000)
iShares MSCI South Korea ETF	(250)	140.00	7/17/2026	(3,500,000)	(91,250)
Lam Research Corp	(100)	185.00	6/18/2026	(1,850,000)	(3,400)
NVIDIA Corp	(1,000)	170.00	6/18/2026	(17,000,000)	(49,000)
NVIDIA Corp	(2,000)	225.00	6/18/2026	(45,000,000)	(3,360,000)
Palantir Technologies Inc	(50)	125.00	6/18/2026	(625,000)	(2,425)
Palantir Technologies Inc	(250)	100.00	1/15/2027	(2,500,000)	(123,125)
Rigetti Computing, Inc	(10)	10.00	7/17/2026	(10,000)	(75)
State Street Communication Services Select Sector SPDR ETF	(2,000)	110.00	6/18/2026	(22,000,000)	(95,000)
State Street Consumer Staples Select Sector SPDR ETF	(100)	75.00	1/15/2027	(750,000)	(16,050)
State Street Health Care Select Sector SPDR ETF	(750)	140.00	6/18/2026	(10,500,000)	(18,750)
State Street Health Care Select Sector SPDR ETF	(383)	154.00	6/18/2026	(5,898,200)	(200,118)
State Street SPDR S&P 500 ETF Trust	(3,500)	600.00	6/18/2026	(210,000,000)	(43,750)
State Street SPDR S&P 500 ETF Trust	(500)	685.00	6/18/2026	(34,250,000)	(26,750)
State Street SPDR S&P 500 ETF Trust	(1,000)	700.00	6/18/2026	(70,000,000)	(79,500)
State Street SPDR S&P 500 ETF Trust	(1,000)	705.00	6/18/2026	(70,500,000)	(93,000)
State Street SPDR S&P 500 ETF Trust	(3,000)	730.00	6/18/2026	(219,000,000)	(723,618)
State Street Technology Select Sector SPDR ETF	(750)	150.00	12/18/2026	(11,250,000)	(307,500)
State Street Utilities Select Sector SPDR ETF	(2,000)	41.50	6/18/2026	(8,300,000)	(12,000)
United States Oil Fund LP	(250)	95.00	9/18/2026	(2,375,000)	(39,750)
VanEck Semiconductor ETF	(250)	570.00	6/5/2026	(14,250,000)	(149,240)
VanEck Semiconductor ETF	(300)	330.00	6/18/2026	(9,900,000)	(4,500)
VanEck Semiconductor ETF	(200)	525.00	6/18/2026	(10,500,000)	(100,000)
VanEck Semiconductor ETF	(1,000)	575.00	6/18/2026	(57,500,000)	(1,560,000)
Vistra Corp	(1,000)	155.00	6/18/2026	(15,500,000)	(470,000)
Put Options Written (Premium Received $34,722,723)					(19,634,731)
Total Options Written (Premiums Received $220,977,777) - (62.33)%					$(240,581,690)

See Notes to Financial Statements

Adaptive Hedged Multi-Asset Income ETF

Consolidated Schedule of Investments

As of May 31, 2026

	Shares	Value
Common Stocks - 7.33%
Technology - 7.33%
Strategy Inc (a) (Cost $5,153,468)	31,212	$4,965,517

Exchange-Traded Products - 72.97%
Commodity - 27.17%
FT Vest Gold Strategy Target Income ETF	323,655	7,774,193
iShares Bitcoin Trust ETF(a)	117,190	4,878,620
UBS AG ETRACS Crude Oil Shares Covered Call ETN	46,000	2,401,660
VanEck Gold Miners ETF/USA	37,557	3,360,976
		18,415,449
Debt Funds - 20.87%
iShares 20+ Year Treasury Bond ETF	164,929	14,144,311

Financials - 19.43%
State Street SPDR Portfolio S&P 500 Growth ETF	35,309	4,290,043
State Street SPDR S&P 500 ETF Trust	11,733	8,875,780
		13,165,823
Technology - 5.50%
YieldMax AAPL Option Income Strategy ETF	54,668	699,204
Yieldmax Amzn Option Income ETF	46,717	572,750
YieldMax GOOGL Option Income Strategy ETF	61,431	889,521
Yieldmax Meta Option Income Strategy ETF	44,230	449,377
YieldMax MSFT Option Income Strategy ETF	42,192	534,995
YieldMax NVDA Option Income Strategy ETF	43,569	584,696
		3,730,543
Total Exchange-Traded Products (Cost $48,478,914)		49,456,126

	Number of Contracts	Exercise Price	Exercise Date	Notional Value
Put Options Purchased - 0.79%
iShares Bitcoin Trust ETF	1,170	$40.00	7/31/2026	$4,680,000	199,485
Strategy Inc	260	165.00	6/18/2026	4,290,000	338,650
Total Put Options Purchased (Premiums Paid $566,313)					538,135

Collateralized Mortgage Obligations - 0.47%	Principal	Interest Rate	Maturity Date
Alternative Loan Trust 2005-J11	$23,854	5.000%	8/1/2026	24,489
Alternative Loan Trust 2006-28CB	516,992	6.500%	10/25/2036	190,069
American Home Mortgage Investment Trust 2004-1	103,964	6.104%	4/25/2044	100,165
Total Collateralized Mortgage Obligations (Cost $366,783)				314,723

Short-Term Investment - 14.49%	Shares
Fidelity Government Portfolio, 3.51% (b) (Cost $9,819,523)	9,819,523	9,819,523

Investments, at Value (Cost $64,385,001) - 96.05%		65,094,024
Options Written (Premiums Received $187,090) - (0.26)%		(175,971)
Other Assets Less Liabilities – 4.21%		2,853,571
Net Assets - 100.00%		$67,771,624

(a) Non-income producing

(b) Represents 7-day effective SEC yield as of May 31, 2026.

See Notes to Financial Statements

Adaptive Hedged Multi-Asset Income ETF

Consolidated Schedule of Options Written

As of May 31, 2026

	Number of Contracts	Exercise Price	Exercise Date	Notional Value	Value
Call Options Written - (0.26)%
iShares 20+ Year Treasury Bond ETF	(1,400)	$86.00	6/5/2026	$(12,040,000)	$(30,100)
iShares Bitcoin Trust ETF	(1,170)	43.00	6/5/2026	(15,210,000)	(35,100)
Strategy Inc	(290)	165.00	6/5/2026	(3,770,000)	(110,771)
Call Options Written (Premium Received $187,090)					$(175,971)

See Notes to Financial Statements

RH Tactical Outlook ETF

Schedule of Investments

As of May 31, 2026

	Shares	Value
Common Stocks - 2.31%
Technology - 2.31%
Strategy Inc (Cost $202,903)	1,197	$190,431

Exchange-Traded Products - 91.46%
Commodity - 18.21%
iShares Silver Trust(a)	11,846	809,437
SPDR Gold Shares(a)	1,656	690,751
		1,500,188
Financials - 73.25%
iShares Russell 2000 ETF(a)	2,139	621,230
State Street SPDR Portfolio S&P 400 Mid Cap ETF	26,284	1,719,236
State Street SPDR S&P 500 ETF Trust	4,885	3,695,405
		6,035,871
Total Exchange-Traded Products (Cost $4,308,497)		7,536,059

	Number of Contracts	Exercise Price	Exercise Date	Notional Value
Put Options Purchased - 0.21%
Strategy Inc (Premiums Paid $19,773)	13	$165.00	6/18/2026	$214,500	16,933

Short-Term Investment - 6.29%	Shares
Fidelity Government Portfolio, 3.51% (b) (Cost $518,705)	518,705	518,705

Investments, at Value (Cost $5,049,878) - 100.27%		8,262,128
Options Written (Premiums Received $4,202) - (0.05)%		(4,202)
Liabilities in Excess of Other Assets - (0.22)%		(17,961)
Net Assets - 100.00%		$8,239,965

(a) Non-income producing

(b) Represents 7-day effective SEC yield as of May 31, 2026.

RH Tactical Outlook ETF

Schedule of Options Written

As of May 31, 2026

	Number of Contracts	Exercise Price	Exercise Date	Notional Value	Value
Call Options Written - (0.05)%
Strategy Inc (Premium Paid $4,202)	(11)	$165.00	6/6/2026	$(181,500)	$(4,202)

See Notes to Financial Statements

RH Tactical Rotation ETF

Schedule of Investments

As of May 31, 2026

	Shares	Value
Exchange-Traded Products - 98.31%
Financials - 65.30%
State Street SPDR Portfolio S&P 500 Growth ETF	54,400	$6,609,600
State Street SPDR S&P 500 ETF Trust	22,454	16,986,003
		23,595,603
Industrials - 8.46%
State Street Industrial Select Sector SPDR ETF	17,655	3,056,610

Materials - 8.44%
State Street Materials Select Sector SPDR ETF	59,585	3,047,773

Technology - 16.11%
iShares Semiconductor ETF	10,230	5,821,688
Total Exchange-Traded Products (Cost $31,637,545)		35,521,674

	Number of Contracts	Exercise Price	Exercise Date	Notional Value
Put Options Purchased - 0.33%
iShares Semiconductor ETF (Premiums Paid $132,904)	102	$510.00	6/26/2026	$5,202,000	119,340

Short-Term Investment - 2.43%	Shares
Fidelity Government Portfolio, 3.51% (a) (Cost $877,349)	877,349	877,349

Investments, at Value (Cost $32,647,798) - 101.07%		36,518,363
Liabilities in Excess of Other Assets - (1.07)%		(386,209)
Net Assets - 100.00%		$36,132,154

(a) Represents 7-day effective SEC yield as of May 31, 2026.

See Notes to Financial Statements

Adaptive ETFs

Statement of Assets and Liabilities

As of May 31, 2026

	Adaptive Alpha Opportunities ETF	Adaptive Hedged Multi-Asset Income ETF (a)	RH Tactical Outlook ETF	RH Tactical Rotation ETF
Assets:
Investments, at value	$609,497,024	$65,094,024	$8,262,128	$36,518,363
Cash	13,716,545	1,090,579	12,115	—
Receivables:
Investment sold	16,074,549	111,767	4,202	—
Fund shares sold	—	3,935,585	—	—
Dividends	—	34	—	—
Interest	92,624	27,110	1,494	12,856
Due from Advisor	—	—	760	—
Prepaid expenses	191	360	—	—
Total assets	639,380,933	70,259,459	8,280,699	36,531,219
Liabilities:
Short Investments, at value	—	—	—	—
Options written, at value	240,581,690	175,971	4,202	—
Payables:
Due to custodian	—	—	—	346,636
Investments purchased	11,981,462	2,254,999	52	—
Fund shares purchased	687,874	—	—	—
Accrued expenses:
Advisory fees	38,879	4,367	—	2,313
Professional fees	47,118	27,506	22,954	24,487
Trustee fees and meeting expenses	377	520	396	462
Operational expenses	81,753	24,248	12,935	24,985
Other expenses	330	224	195	182
Total liabilities	253,419,483	2,487,835	40,734	399,065
Total Net Assets	$385,961,450	$67,771,624	$8,239,965	$36,132,154
Net Assets Consist of:
Paid in capital	$288,505,310	$74,266,528	$9,496,884	$34,010,889
Accumulated earnings (deficit)	97,456,140	(6,494,904)	(1,256,919)	2,121,265
Total Net Assets	$385,961,450	$67,771,624	$8,239,965	$36,132,154
ETF Shares Outstanding, no par value
(unlimited authorized shares)	11,223,738	8,610,546	403,586	1,637,274
Net Asset Value, Per Share	$34.39	$7.87	$20.42	$22.07
Investments, at cost	$468,138,989	$64,385,001	$5,049,878	$32,647,798
Options written, premiums received	220,977,777	187,090	4,202	—

(a) Consolidated

See Notes to Financial Statements

Adaptive ETFs

Statement of Operations

For the fiscal year ended May 31, 2026

	Adaptive Alpha Opportunities ETF	Adaptive Hedged Multi-Asset Income ETF (a)	RH Tactical Outlook ETF	RH Tactical Rotation ETF
Investment Income:
Dividends (net of withholding tax of $178, $144,378, $0, and $0)	$1,638,270	$2,941,296	$78,840	$177,149
Interest	1,841,963	76,581	1,839	14,850
Total Investment Income	3,480,233	3,017,877	80,679	191,999
Expenses:
Advisory fees	3,525,129	320,471	84,893	193,430
Administration fees	351,385	45,070	14,311	24,729
Professional fees	90,612	99,740	78,011	80,462
Custody fees	115,715	6,487	8,681	9,874
Distribution fees	16,014	15,355	15,667	15,664
Compliance fees	102,270	25,744	19,745	22,819
Fund Accounting Fee	23,108	23,189	23,108	23,015
Transfer agent fees	30,369	19,094	12,906	13,340
Shareholder fulfillment fees	38,692	17,611	3,654	4,531
Trustee fees and meeting expenses	12,676	12,253	12,793	12,633
Security pricing fees	31,918	4,743	3,494	4,762
Insurance fees	6,216	3,657	3,657	3,657
Registration and filing expenses	3,655	1,830	1,587	1,194
Other expenses	2,116	2,086	2,050	2,034
Total Expenses	4,349,875	597,330	284,557	412,144
Fees waived by Advisor	—	(136,653)	(84,893)	(162,514)
Fees reimbursed by Advisor	—	—	(80,814)	(7,842)
Net Expenses	4,349,875	460,677	118,850	241,788
Net Investment Income (Loss)	(869,642)	2,557,200	(38,171)	(49,789)
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investment transactions	(99,121,784)	(4,454,456)	(376,826)	4,235,908
Options written	99,499,395	4,781,211	246,875	69,367
In-kind transactions	5,300,461	192,125	458,288	394,539
Total realized gain	5,678,072	518,880	328,337	4,699,814
Net change in unrealized appreciation (depreciation) on:
Investment transactions	106,055,180	1,133,715	1,713,398	2,654,419
Options written	(28,309,500)	11,119	—	—
Total change in unrealized appreciation	77,745,680	1,144,834	1,713,398	2,654,419
Net Realized and Unrealized Gain (Loss) on Investments	83,423,752	1,663,714	2,041,735	7,354,233
Net Increase in Net Assets Resulting from Operations	$82,554,110	$4,220,914	$2,003,564	$7,304,444

(a) Consolidated

See Notes to Financial Statements

Adaptive ETFs

Statements of Changes in Net Assets

For the fiscal years ended

	Adaptive Alpha Opportunities ETF
	May 31, 2026	May 31, 2025
Operations:
Net investment income (loss)	$(869,642)	$(534,565)
Net realized gain (loss) from investment transactions	(99,121,784)	(113,887,948)
Net realized gain from options written	99,499,395	130,820,092
Net realized gain from in-kind transactions	5,300,461	3,072,666
Net change in unrealized appreciation (depreciation) on investments/options written	77,745,680	7,465,900
Net Increase in Net Assets Resulting from Operations	82,554,110	26,936,145
Distributions to Shareholders From:
Distributable Earnings	(11,299,808)	(12,200,415)
Return of Capital	—	—
Net Decrease in Net Assets Resulting from Distributions	(11,299,808)	(12,200,415)
Capital Share Transactions:
Shares sold	51,635,462	51,027,165
Shares repurchased	(53,623,743)	(18,058,846)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(1,988,281)	32,968,319
Net Increase (Decrease) in Net Assets	69,266,021	47,704,049
Net Assets:
Beginning of Year	316,695,429	268,991,380
End of Year	$385,961,450	$316,695,429
Share Information:
Shares sold	1,740,000	1,820,000
Shares repurchased	(1,820,000)	(690,000)
Net Increase (Decrease) in Capital Shares	(80,000)	1,130,000

(a) Consolidated

See Notes to Financial Statements

Adaptive Hedged Multi-Asset Income ETF (a)		RH Tactical Outlook ETF		RH Tactical Rotation ETF
May 31, 2026	May 31, 2025	May 31, 2026	May 31, 2025	May 31, 2026	May 31, 2025

$2,557,200	$876,560	$(38,171)	$(14,731)	$(49,789)	$(5,152)
(4,454,456)	(1,312,825)	(376,826)	(60,593)	4,235,908	1,301,089
4,781,211	2,097,509	246,875	175,297	69,367	29,345
192,125	18,470	458,288	467,935	394,539	591,272
1,144,834	(462,297)	1,713,398	81,484	2,654,419	(1,167,744)
4,220,914	1,217,417	2,003,564	649,392	7,304,444	748,810

(2,085,675)	(876,560)	—	—	—	—
(2,512,310)	(832,125)	—	—	—	—
(4,597,985)	(1,708,685)	—	—	—	—

49,731,240	4,792,938	—	—	15,798,350	3,417,933
(3,611,569)	(1,254,722)	(1,854,031)	(2,099,615)	(1,809,227)	(3,695,220)
46,119,671	3,538,216	(1,854,031)	(2,099,615)	13,989,123	(277,287)
45,742,600	3,046,948	149,533	(1,450,223)	21,293,567	471,523

22,029,024	18,982,076	8,090,432	9,540,655	14,838,587	14,367,064
$67,771,624	$22,029,024	$8,239,965	$8,090,432	$36,132,154	$14,838,587

6,220,000	600,000	—	—	790,000	220,000
(450,000)	(160,000)	(100,000)	(130,000)	(100,000)	(240,000)
5,770,000	440,000	(100,000)	(130,000)	690,000	(20,000)

See Notes to Financial Statements

Adaptive Alpha Opportunities ETF

Financial Highlights

	May 31,
For a share outstanding during each fiscal year ended	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Year	$28.02	$26.44	$22.09	$22.29	$25.77
Income (Loss) from Investment Operations:
Net investment income (loss)(a)	(0.07)	(0.05)	0.02	0.08	(0.01)
Net realized and unrealized gain (loss) on investments	7.36	2.70	4.40	(0.24)	(1.85)
Total from Investment Operations	7.29	2.65	4.42	(0.16)	(1.86)
Less Distributions From:
Net investment income	—	—	(0.07)	(0.04)	(0.05)
Net realized gains	(0.92)	(1.07)	—	—	(1.57)
Total Distributions	(0.92)	(1.07)	(0.07)	(0.04)	(1.62)
Net Asset Value, End of Year	$34.39	$28.02	$26.44	$22.09	$22.29
Total Return	26.69%	10.13%	20.01%	(0.71)%	(8.05)%
Net Assets, End of Year (in thousands)	$385,961	$316,695	$268,991	$195,555	$211,849
Ratios of:
Gross Expenses to Average Net Assets(b)	1.24%	1.24%	1.22%	1.19%	1.18%
Net Expenses to Average Net Assets(b)	1.24%	1.24%	1.22%	1.19%	1.18%
Net Investment Income (Loss) to Average Net Assets(b)	(0.25)%	(0.17)%	0.08%	0.36%	(0.02)%
Portfolio turnover rate(c)	2621.38%	726.64%	368.05%	22.32%	25.74%

(a) Calculated using the average shares method.

(b) Does not include expenses of the investment companies in which the Fund invests.

(c) Excludes securities received or delivered in-kind.

See Notes to Financial Statements

Adaptive Hedged Multi-Asset Income ETF

Financial Highlights

	May 31,
For a share outstanding during each fiscal year ended	2026(a)	2025(a)	2024(a)	2023	2022
Net Asset Value, Beginning of Year	$7.76	$7.91	$7.78	$8.50	$9.83
Income (Loss) from Investment Operations:
Net investment income (loss)(b)	0.51	0.33	0.13	0.62	0.73
Net realized and unrealized gain (loss) on investments	0.46	0.15	0.54	(0.72)	(1.38)
Total from Investment Operations	0.97	0.48	0.67	(0.10)	(0.65)
Less Distributions From:
Net investment income	(0.39)	(0.32)	(0.13)	(0.27)	(0.68)
Return of Capital	(0.47)	(0.31)	(0.41)	(0.35)	—
Total Distributions	(0.86)	(0.63)	(0.54)	(0.62)	(0.68)
Net Asset Value, End of Year	$7.87	$7.76	$7.91	$7.78	$8.50
Total Return	13.08%	6.33%	9.01%	(1.06)%	(6.98	)%(d)
Net Assets, End of Year (in thousands)	$67,772	$22,029	$18,982	$47,980	$48,711
Ratios of:
Gross Expenses to Average Net Assets(c)	1.49%	1.95%	1.64%	1.27%	2.29	%(e)
Net Expenses to Average Net Assets(c)	1.15%	1.15%	1.02%	0.85%	1.74	%(e)
Net Investment Income to Average Net Assets(c)	6.38%	4.17%	1.71%	7.88%	7.83	%(e)
Portfolio turnover rate(f)	538.32%	720.72%	596.01%	155.15%	225.13%

(a) Consolidated

(b) Calculated using the average shares method.

(c) Does not include expenses of the investment companies in which the Fund invests.

(d) The total return includes tax expenses. The impact on total returns was (0.44)%

(e) Gross expenses, net expenses, and net investment income include tax expenses. The impact on the ratios is 0.78%.

(f) Excludes securities received or delivered in-kind.

See Notes to Financial Statements

RH Tactical Outlook ETF

Financial Highlights

	May 31,
For a share outstanding during each fiscal year ended	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Year	$16.07	$15.06	$12.83	$13.71	$14.44
Income (Loss) from Investment Operations:
Net investment income (loss)(a)	(0.08)	(0.03)	0.02	(0.03)	(0.03)
Net realized and unrealized gain (loss) on investments	4.43	1.04	2.21	(0.85)	(0.70)
Total from Investment Operations	4.35	1.01	2.23	(0.88)	(0.73)
Net Asset Value, End of Year	$20.42	$16.07	$15.06	$12.83	$13.71
Total Return	27.08%	6.70%	17.38%	(6.43)%	(5.05)%
Net Assets, End of Year (in thousands)	$8,240	$8,090	$9,541	$20,700	$27,605

Ratios of:
Gross Expenses to Average Net Assets(b)	3.36%	3.14%	2.21%	1.78%	2.01%
Net Expenses to Average Net Assets(b)	1.40%	1.38%	1.25%	1.25%	1.26%
Net Investment Income (Loss) to Average Net Assets(b)	(0.45)%	(0.16)%	0.16%	(0.23)%	(0.20)%
Portfolio turnover rate(c)	46.93%	44.37%	88.96%	164.54%	120.07%

(a) Calculated using the average shares method.

(b) Does not include expenses of the investment companies in which the Fund invests.

(c) Excludes securities received or delivered in-kind.

See Notes to Financial Statements

RH Tactical Rotation ETF

Financial Highlights

	May 31,
For a share outstanding during each fiscal year ended	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Year	$15.66	$14.85	$11.89	$12.74	$13.36
Income (Loss) from Investment Operations:
Net investment income (loss)(a)	(0.05)	(0.01)	(0.01)	0.01	(0.02)
Net realized and unrealized gain (loss) on investments	6.46	0.82	2.97	(0.86)	(0.60)
Total from Investment Operations	6.41	0.81	2.96	(0.85)	(0.62)
Net Asset Value, End of Year	$22.07	$15.66	$14.85	$11.89	$12.74
Total Return	40.89%	5.47%	24.95%	(6.69)%	(4.64)%
Net Assets, End of Year (in thousands)	$36,132	$14,839	$14,367	$19,225	$27,484
Ratios of:
Gross Expenses to Average Net Assets(b)	2.13%	2.26%	2.04%	1.82%	1.74%
Net Expenses to Average Net Assets(b)	1.25%	1.25%	1.25%	1.24%	1.25%
Net Investment Income (Loss) to Average Net Assets(b)	(0.26)%	(0.03)%	(0.11)%	0.11%	(0.18)%
Portfolio turnover rate(c)	226.73%	249.34%	243.76%	78.83%	293.36%

(a) Calculated using the average shares method.

(b) Does not include expenses of the investment companies in which the Fund invests.

(c) Excludes securities received or delivered in-kind.

See Notes to Financial Statements

Adaptive ETFs

Notes to Financial Statements

As of May 31, 2026

1.	Organization and Significant Accounting Policies

The Adaptive ETFs (the “Funds”) are each a series of the Starboard Investment Trust (“Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund is a separate, diversified series of the Trust. Each Fund is actively managed and does not seek to replicate the performance of an index.

The Adaptive Alpha Opportunities ETF seeks to achieve its investment objective of capital appreciation by investing primarily in exchange-traded funds that are registered under the 1940 Act and not affiliated with the Fund (“Portfolio Funds”) that invest in equity securities of any market capitalization of issuers from a number of countries throughout the world, including emerging market countries. In addition to its indirect investments, the Adaptive Alpha Opportunities ETF may also invest directly in equity securities and fixed income securities, as well as put and call options and cash and cash equivalents as part of its risk management strategy.

The Adaptive Hedged Multi-Asset Income ETF seeks to achieve its investment objective of total return through a combination of capital appreciation and current income by investing in Portfolio Funds or by making direct investments. The Fund’s portfolio will consist of a mix of direct and indirect investments through Portfolio Funds and each may be all of the Fund’s portfolio or none of the Fund’s portfolio at any given time. In addition, the Fund may also invest directly in put and call options on index ETFs, sector ETFs, individual equities, and cash and cash equivalents as part of its risk management strategy. The Fund intends to invest up to 25% of its total assets in a wholly-owned and controlled subsidiary (the “Subsidiary”). The Subsidiary will invest its assets in ETNs and ETFs that provide exposure to commodities.

The RH Tactical Outlook ETF seeks to achieve its investment objective of total return through a combination of capital appreciation and current income, with a secondary goal of downside protection by investing in Portfolio Funds. In addition to its indirect investments, the Fund may also invest directly in put and call options on index ETFs, sector ETFs, individual equities, and cash and cash equivalents as part of its risk management strategy. The strategy will follow an asset allocation strategy under which the Advisor selects ETFs that invest in equity securities and fixed income securities.

The RH Tactical Rotation ETF seeks to achieve its investment objective of capital appreciation by investing in Portfolio Funds. In addition to its indirect investments, the Fund may also invest directly in put and call options, index ETFs, sector ETFs, individual equities, and cash and cash equivalents as part of its risk management strategy.

Each Fund will issue and redeem shares at Net Asset Value (“NAV”) only in a large, specified number of shares called a “Creation Unit” or multiples thereof. A Creation Unit consists of 10,000 shares. Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash. As a practical matter, only authorized participants may purchase or redeem these Creation Units. Except when aggregated in Creation Units, the shares are not redeemable securities of the Funds. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in proper form by Capital Investment Group, Inc. (the “Distributor”). Individual shares of the Funds may only be purchased and sold in secondary market transactions through brokers. Shares of the Funds are listed for trading on NYSE Arca under the ticker symbols of each Fund listed in the table below, and because shares will trade at market prices rather than NAV, shares of the Funds may trade at a price greater than NAV (premium) or less than NAV (discount).

Fund Name	Trading Symbol (Ticker)
Adaptive Alpha Opportunities ETF	AGOX
Adaptive Hedged Multi-Asset Income ETF	AMAX
RH Tactical Outlook ETF	RHTX
RH Tactical Rotation ETF	RHRX

Adaptive ETFs

Notes to Financial Statements

As of May 31, 2026

Transaction Fees

The consideration for the purchase of Creation Units of the Funds generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. The Funds may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to UMB Bank, the Fund’s custodians, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

Collateral

When the Funds are awaiting settlements on in-kind transactions, they may receive collateral consisting of cash or cash equivalents, or securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, or any combination thereof. Nevertheless, the Funds risk a delay in the recovery of the collateral, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. In addition, there is a possibility that the in-kind transaction will not settle in the usual manner and cause unintended market exposure and additional trade and other expenses to the Funds. As well, any investments made with the collateral received are subject to the risks associated with such investments. If such investments lose value, the Funds will have to cover the loss when repaying the collateral.

The Date of Initial Public Investment for each Fund:

ETF
Adaptive Alpha Opportunities ETF	September 20, 2012
Adaptive Hedged Multi-Asset Income ETF	October 2, 2009
RH Tactical Outlook ETF	September 20, 2012
RH Tactical Rotation ETF	September 20, 2012

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies.”

Each Adaptive ETF operates as a single operating segment. The Adaptive ETFs’ income, expenses, assets, and performance are regularly monitored for the oversight functions of the Adaptive ETFs. This information is presented in the financial statements and the financial highlights.

Investment Valuation

Each Fund’s securities and investments are carried at fair value. Equity securities listed on an exchange or quoted on a national market system are valued at the last quoted sales price provided by a third-party pricing service at the time the valuation is made (generally 4:00 p.m. Eastern Time) or, if there are no sales, at the mean of the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded by the Funds. Equity securities traded in the over-the-counter markets are generally valued at the NASDAQ Official Closing Price at the close of regular trading on the exchange on the day the security is valued or, if there are no sales, at the mean of the most recent bid and asked prices. Fixed income securities are valued at market value. Market value generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer), or (iii) based on amortized cost. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Unlisted securities for which market quotations are readily available are valued at the latest quoted sales price, if available, at the time of valuation, otherwise, at the latest quoted bid price. Options are valued at the mean of the last quoted bid and ask prices provided by a third-party pricing service from the primary exchange or the board of trade on which such options are traded. Foreign securities listed on foreign exchanges are valued with quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to each Fund’s net asset value calculation) or which cannot be accurately valued using each Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees (the “Trustees”). A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using each Fund’s normal pricing procedures.

Adaptive ETFs

Notes to Financial Statements

As of May 31, 2026

Underlying Funds

Open-End Funds - Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the boards of directors of the open-end funds. Open-end funds are valued at their respective net asset values as reported by such investment companies.

Fair Value Measurement

Each Fund has adopted Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1:	Unadjusted quoted prices in active markets for identical securities assets or liabilities that the funds have the ability to access.
Level 2:	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, credit spreads, yield curves, and market-collaborated input.
Level 3:	Unobservable inputs for the asset or liability to the extent that observable inputs are not available, representing the assumptions that a market participant would use in valuing the asset or liability at the measurement date; they would be based on the best information available, which may include the funds’ own data.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs as of May 31, 2026 for each Fund’s investments measured at fair value:

Adaptive Alpha Opportunities ETF(a)
Assets	Total	Level 1	Level 2	Level 3
Common Stocks*	$19,441,046	$19,441,046	$—	$—
Exchange-Traded Products*	163,216,595	163,216,595	—	—
Options Purchased	323,481,748	—	323,481,748	—
Short-Term Investment	103,357,635	103,357,635	—	—
Total Assets	$609,497,024	$286,015,276	$323,481,748	$—
Liabilities
Options Written	$(240,581,690)	$—	$(240,581,690)	$—
Total Liabilities	$(240,581,690)	$—	$(240,581,690)	$—

Adaptive Hedged Multi-Asset Income ETF
Assets	Total	Level 1	Level 2	Level 3
Common Stocks*	$4,965,517	$4,965,517	$—	$—
Exchange-Traded Products*	49,456,126	49,456,126		—
Options Purchased	538,135	—	538,135	—
Collateralized Mortgage Obligations	314,723	—	314,723	—
Short-Term Investment	9,819,523	9,819,523	—	—
Total Assets	$65,094,024	$64,241,166	$852,858	$—
Liabilities
Options Written	$(175,971)	$—	$(175,971)	$—
Total Liabilities	$(175,971)	$—	$(175,971)	$—

Adaptive ETFs

Notes to Financial Statements

As of May 31, 2026

RH Tactical Outlook ETF(a)
Assets	Total	Level 1	Level 2	Level 3
Common Stocks*	$190,431	$190,431	$—	$—
Exchange-Traded Products*	7,536,059	7,536,059	—	—
Options Purchased	16,933	—	16,933	—
Short-Term Investment	518,705	518,705	—	—
Total Assets	$8,262,128	$8,245,195	$16,933	$—

Liabilities
Options Written	$(4,202)	$—	$(4,202)	$—
Total Liabilities	$(4,202)	$—	$(4,202)	$—

Adaptive ETFs

Notes to Financial Statements

As of May 31, 2026

RH Tactical Rotation ETF(a)
Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products*	$35,521,674	$35,521,674	$—	$—
Options Purchased	119,340	—	119,340	—
Short-Term Investment	877,349	877,349	—
Total Assets	$36,518,363	$36,399,023	$119,340	$—

*Refer to the Schedules of Investments for a breakdown by sector.

(a)	The Funds held no Level 3 securities during the fiscal year ended May 31, 2026.

Purchased Options

When the Funds purchase an option, an amount equal to the premium paid by the Funds is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

Written Options

When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or loss (depending on if the premium is less than the amount paid for the closing purchase transaction). If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written options are non-income producing securities.

Derivative Financial Instruments

The Funds may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets. During the fiscal year ended May 31, 2026, Adaptive Alpha Opportunities, Adaptive Hedged Multi Asset Income, and RH Tactical Rotation used put and call options for hedging and income purposes. Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the Funds to gains or losses in excess of the amounts shown on each Fund’s Statement of Assets and Liabilities.

Derivatives are marked to market daily based upon quotations from market makers or the Funds’ independent pricing services and the Funds’ net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in Investments, at value on the Statement of Assets and Liabilities for options purchased. Net realized gains and losses and net change in unrealized appreciation and depreciation on these contracts for the year are included in the Realized and Unrealized Gain on Investments on each Fund’s Statement of Operations for options purchased.

The following table sets forth the effect of the derivative instruments on the Statement of Assets and Liabilities as of May 31, 2026:

ETF	Derivative Type	Location	Value
Adaptive Alpha Opportunities ETF	Purchased options - Equity risk	Assets - Investments, at value	$323,481,748
	Written options - Equity risk	Liabilities - Options written, at value	(240,581,690)

Adaptive Hedged	Purchased options - Equity risk	Assets - Investments, at value	538,135
Multi-Asset Income ETF	Written options - Equity risk	Liabilities - Options written, at value	(175,971)

RH Tactical Outlook ETF	Purchased options - Equity risk	Assets - Investments, at value	16,933
	Written options - Equity risk	Liabilities - Options written, at value	(4,202)

RH Tactical Rotation ETF	Purchased options - Equity risk	Assets - Investments, at value	119,340
	Written options - Equity risk	Liabilities - Options written, at value	—

Adaptive ETFs

Notes to Financial Statements

As of May 31, 2026

The following tables set forth the effect of derivative instruments on the Statements of Operations for the fiscal year ended May 31, 2026, for the Funds as follows:

Adaptive Alpha Opportunities ETF
Derivative Type	Location	Gains (Losses)
Purchased Equity Options	Net realized gain (loss) from investment transactions	$(278,974,879)
Purchased Equity Options	Net change in unrealized appreciation (depreciation) on investments	132,126,545
Written Equity Options	Net realized gain (loss) from options written	99,499,395
Written Equity Options	Net change in unrealized appreciation (depreciation) on options written	(28,309,500)

Adaptive Hedged Multi-Asset Income ETF
Derivative Type	Location	Gains (Losses)
Purchased Equity Options	Net realized gain (loss) from investment transactions	$(1,284,425)
Purchased Equity Options	Net change in unrealized appreciation (depreciation) on investments	117,461
Written Equity Options	Net realized gain (loss) from options written	4,781,211
Written Equity Options	Net change in unrealized appreciation (depreciation) on options written	11,119

RH Tactical Outlook ETF
Derivative Type	Location	Gains (Losses)
Purchased Equity Options	Net realized gain (loss) from investment transactions	$(2,646)
Purchased Equity Options	Net change in unrealized appreciation (depreciation) on investments	30,005
Written Equity Options	Net realized gain (loss) from options written	246,875
Written Equity Options	Net change in unrealized appreciation (depreciation) on options written	—

RH Tactical Rotation ETF
Derivative Type	Location	Gains (Losses)
Purchased Equity Options	Net realized gain (loss) from investment transactions	$(376,892)
Purchased Equity Options	Net change in unrealized appreciation (depreciation) on investments	(13,564)
Written Equity Options	Net realized gain (loss) from options written	69,367
Written Equity Options	Net change in unrealized appreciation (depreciation) on options written	—

The following table represents the average quarterly notional values on options, which serve as an indicator of volume for options during the fiscal year ended May 31, 2026:

ETF	Derivative Type	Type	Average Notional
Adaptive Alpha Opportunities ETF	Purchased options – Equity risk	Premiums Paid	$2,106,649,550
	Written options – Equity risk	Premiums Received	(1,421,658,225)
Adaptive Hedged Multi-Asset Income ETF	Purchased options – Equity risk	Premiums Paid	11,241,750
	Written options – Equity risk	Premiums Received	(14,078,000)
RH Tactical Outlook ETF	Purchased options – Equity risk	Premiums Paid	451,875
	Written options – Equity risk	Premiums Received	(207,875)
RH Tactical Rotation ETF	Purchased options – Equity risk	Premiums Paid	2,269,500
	Written options – Equity risk	Premiums Received	(912,000)

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as a Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion and amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses

Each Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions

Dividends from net investment income, if any, are declared and paid on an annual basis for the Funds. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Funds as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income. Dividends may be declared and paid more frequently.

Adaptive ETFs

Notes to Financial Statements

As of May 31, 2026

Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

No provision for income taxes is included in the accompanying financial statements, as each Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise continue to comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Related Parties and Service Providers

Advisor

Each Fund pays a monthly advisory fee to Cavalier Investments, LLC d/b/a Adaptive Investments, LLC (the “Advisor”), based upon the average daily net assets and calculated at an annual rate.

See the table below for the advisory fee rates and amounts earned by the Advisor from each Fund during fiscal year ended May 31, 2026:

ETF	Advisory Fee Rate	Amount Earned	Amount Waived by Advisor	Expenses Reimbursed by Advisor
Adaptive Alpha Opportunities ETF	1.00%	$3,525,129	$—	$—
Adaptive Hedged Multi-Asset Income ETF	0.80%	320,471	136,653	—
RH Tactical Outlook ETF	1.00%	84,893	84,893	80,814
RH Tactical Rotation ETF	1.00%	193,430	162,514	7,842

(a)       These fee waivers and expense reimbursement are subject to possible recoupment from the Fund in future years (within three years from the date the fees had been waived or reimbursed), if such recoupment can be achieved within the lesser of the forgoing expense limit or those in place at the time of recoupment.

The Advisor engaged a sub-advisor to provide day to day portfolio management for the Adaptive Alpha Opportunities ETF throughout the period. The sub-advisor is paid directly by the Advisor out of the advisor fee based upon the average daily net assets and calculated at an annual rate. See the table below for the sub-advisory fee rates and amount paid by the Advisor to the Sub-Advisor for the sub-advised Fund during the fiscal year ended May 31, 2026:

ETF	Sub-Advisor	Sub-Advisory Fee Rate	Sub-Advisory Fee Paid
Adaptive Alpha Opportunities ETF	Bluestone Capital Management LLC	0.15% (on AUM $20M-$40M); and 0.30% (on AUM over $40M)	$963,353

Expense Limitation

The Advisor has entered into an expense limitation agreement with the Trust with respect to t each of the Funds, pursuant to which the Advisor has agreed to waive or reduce its fees and to assume other expenses so that the total annual operating expenses of each Fund (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than the percentage of the average daily net assets of the Funds as listed in the table below. Net annual operating expenses for the Funds may exceed these limits to the extent that they incur expenses enumerated above as exclusions. The Expense Limitation Agreements run through September 30, 2026, and may be terminated by the Board at any time. It is expected that the Expense Limitation Agreements will continue from year-to-year thereafter, provided such continuance is specifically approved by a majority of the Trustees who (i) are not “interested persons” of the Trust or any other party to the Expense Limitation Agreements, as such term is defined in the 1940 Act, and (ii) have no direct or indirect financial interest in the operation of the Expense Limitation Agreements. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years (within the three years from the date the fees had been waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limit or those in place at the time of recoupment.

Adaptive ETFs

Notes to Financial Statements

As of May 31, 2026

ETF	Expenses Limitation
Adaptive Alpha Opportunities ETF	1.25%
Adaptive Hedged Multi-Asset Income ETF	1.15%
RH Tactical Outlook ETF	1.40%
RH Tactical Rotation ETF	1.25%

The fee waivers and expense reimbursements that are subject to possible recoupment are as follows:

ETF	Recoupable Amount	Expiration Date
Adaptive Hedged Multi-Asset Income ETF	$111,479	05/31/2028
	136,653	05/31/2029
RH Tactical Outlook ETF	113,936	05/31/2028
	165,707	05/31/2029
RH Tactical Rotation ETF	111,071	05/31/2028
	170,356	05/31/2029

Administrator

The Funds pays customary fees to The Nottingham Company (the “Administrator”) for its services as Fund Administrator and Fund Accountant. Certain officers of the Administrator are also officers of the Trust.

Compliance Services

The Nottingham Company, Inc. serves as the Trust’s compliance services provider including services as the Trust’s Chief Compliance Officer. The Nottingham Company, Inc. is entitled to receive customary fees from the Funds for its services pursuant to the Compliance Services Agreement with the Funds.

Transfer Agent

Nottingham Shareholder Services, LLC (“Transfer Agent”), an affiliate of the Administrator, serves as transfer, dividend paying, and shareholder servicing agent for the Funds. For its services, the Transfer Agent is entitled to receive compensation from the Funds pursuant to the Transfer Agent’s fee arrangements with the Funds.

Distributor

Capital Investment Group, Inc. (the “Distributor”) serves as the Funds’ principal underwriter and distributor. For its services, the Distributor is entitled to receive compensation from the Funds pursuant to the Funds’ fee arrangements with the Distributor.

3.	Trustees and Officers

The Trust is governed by the Board of Trustees, which is responsible for the management and supervision of the Funds. The Trustees meet periodically throughout the year to review contractual agreements with companies that furnish services to the Funds; review performance of the Advisor and the Funds; and oversee activities of the Funds. Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust. Effective, January 1, 2026, each trustee who is not an “interested person” of the Trust or the Advisor within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”) will receive $2,500 per series per year plus $500 for each quarterly meeting, $250 for each Committee meeting held outside of the quarterly Board meetings, and $2,500 per special meeting. The Trust reimburses each Independent Trustee and officer of the Trust for his or her travel and other expenses related to attendance of Board meetings. Additional fees were incurred during the period as special meetings were necessary in addition to the regularly scheduled meetings of the Board of Trustees.

Certain officers of the Trust may also be officers of the Administrator.

4.	Purchases and Sales of Investment Securities

For the fiscal year ended May 31, 2026, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

ETF	Purchases of Securities	Proceeds from Sales of Securities	In-Kind Purchases	In-Kind Sales
Adaptive Alpha Opportunities ETF	$7,461,893,791	$7,680,215,706	$28,155,143	$32,565,075
Adaptive Hedged Multi-Asset Income ETF	200,889,325	187,635,336	27,404,658	1,870,310
RH Tactical Outlook ETF	3,802,892	4,449,521	—	1,478,038
RH Tactical Rotation ETF	43,680,163	43,687,032	14,915,099	1,765,659

There were no long-term purchases or sales of U.S. Government Obligations during the fiscal year ended May 31, 2026.

Adaptive ETFs

Notes to Financial Statements

As of May 31, 2026

5.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management has reviewed all taxable years/periods that are open for examination (i.e., not barred by the applicable statute of limitations) by taxing authorities of all major jurisdictions, including the Internal Revenue Service. As of May 31, 2025 open taxable years consisted of the taxable years ended May 31, 2023 through May 31, 2025 and what is expected to be filed in 2026. No examination of tax returns is currently in progress for any of the Funds.

Distributions during the fiscal year ended May 31, 2026, were characterized for tax purposes as follows:

ETF	Ordinary Income	Return of Capital
Adaptive Alpha Opportunities ETF	$11,299,808	$—
Adaptive Hedged Multi-Asset Income ETF	2,085,675	2,512,310

Distributions during the fiscal year ended May 31, 2025 were characterized for tax purposes as follows:

ETF	Ordinary Income	Return of Capital
Adaptive Alpha Opportunities ETF	$12,200,415	$—
Adaptive Hedged Multi-Asset Income ETF	876,560	832,125

Reclassifications relate primarily to differing book/tax treatment of ordinary net investment losses and taxable overdistributions and have no impact on the net assets of the Funds.

For the year ended May 31, 2026, the following reclassifications were necessary:

ETF	Accumulated Surplus (Deficit)	Paid in Capital
Adaptive Alpha Opportunities ETF	$(4,975,390)	$4,975,390
Adaptive Hedged Multi-Asset Income ETF	(192,125)	192,125
RH Tactical Outlook ETF	(423,102)	423,102
RH Tactical Rotation ETF	(340,231)	340,231

At May 31, 2026, the tax-basis cost of investments and components of distributable earnings were as follows:

	Adaptive Alpha Opportunities ETF	Adaptive Hedged Multi- Asset Income ETF	RH Tactical Outlook ETF	RH Tactical Rotation ETF
Cost of Investments	$250,300,378	$63,726,386	$5,045,676	$32,739,050

Gross Unrealized Appreciation	209,923,224	2,512,503	3,227,563	3,803,926
Gross Unrealized Depreciation	(91,308,268)	(1,320,836)	(15,313)	(24,613)
Net Unrealized Appreciation (Depreciation)	118,614,956	1,191,667	3,212,250	3,779,313

Short Term Capital Loss Carryforward	—	(1,776,283)	(3,941,977)	(1,632,549)
Long Term Capital Loss Carryforward	—	(5,910,288)	(495,242)	—
Post-October Loss	(20,416,194)	—	—	—
Late Year Loss	(742,622)	—	(31,950)	(25,499)
Distributable Earnings (Accumulated Deficit)	$97,456,140	$(6,494,904)	$(1,256,919)	$2,121,265

The difference between book-basis and tax-basis net unrealized appreciation (depreciation) is attributable to the deferral of losses from wash sales.

Capital Loss Carryforwards

Accumulated capital losses noted above represent net capital loss carryovers as of May 31, 2026, that are available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. The capital loss carryforwards have no expiration date.

Adaptive ETFs

Notes to Financial Statements

As of May 31, 2026

Late Year Loss Deferrals

For tax purposes, the current late year losses above were incurred during the period from January 1, 2026 through May 31, 2026. These losses will be recognized for tax purposes on the first business day of the Fund’s next fiscal year, June 1, 2026.

Post October Loss Deferrals

Accumulated capital losses noted above represent net capital losses for the period November 01, 2025 to May 31,2026. These losses have been deferred for the fiscal year ending May 31,2026 and are available to offset future realized capital gains (if any) in the subsequent period and thereby potentially reduce future taxable capital gain distributions.

6.	Risk Considerations (unaudited)

Investments in the Funds are subject to the following risks:

	Adaptive Alpha Opportunities ETF	Adaptive Hedged Multi-Asset Income ETF	RH Tactical Outlook ETF	RH Tactical Rotation ETF
Asset-Backed Securities Investment		X
Authorized Participant	X	X	X	X
Cash and Cash Equivalents	X	X
Commodities		X	X
Common Stock	X		X	X
Control of Portfolio Funds	X	X	X	X
Convertible Securities		X		X
Corporate Debt Securities		X
Counterparty Credit	X	X	X	X
Credit		X
Cybersecurity	X	X	X	X
Early Close/Trading Halt	X	X	X	X
Equity Securities	X		X	X
ETF Investing	X	X	X	X
ETF Structure	X	X	X	X
ETN		X		X
Fixed Income	X	X	X
Foreign Securities and Emerging Markets	X	X	X
Fund Investing	X	X	X	X
Hedging		X
High-Yield		X
Inflation		X
Interest Rate		X
Inverse ETF Risk	X	X	X
Investment Risk	X	X	X
Investment Advisor	X	X	X	X
Large-Cap Securities	X		X	X
Leveraged and Inverse ETFs		X		X
LIBOR		X
Liquidity		X
Managed Volatility	X	X	X	X
Management	X	X	X	X
Market	X	X	X	X
Mortgage-Backed Securities		X
Portfolio Turnover	X	X		X
Preferred Equity		X		X
Quantitative	X	X		X
Rating Agencies		X
REIT		X	X
Risks from Purchasing Options	X	X	X	X
Risks from Selling or Writing Options	X	X	X	X
Subsidiary Risk		X

Adaptive ETFs

Notes to Financial Statements

As of May 31, 2026

	Adaptive Alpha Opportunities ETF	Adaptive Hedged Multi-Asset Income ETF	RH Tactical Outlook ETF	RH Tactical Rotation ETF
Small-Cap and Mid-Cap Securities	X		X	X
Tax		X
U.S. Government Securities		X

Asset-Backed Securities Investment Risk. Asset-backed investments tend to increase in value less than other debt securities when interest rates decline but are subject to similar risk of decline in market value during periods of rising interest rates. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on asset-backed investments in lower-yielding investments. Asset-backed securities in the Fund invests may have underlying assets. There is a risk that borrowers may default on their obligations in respect of those underlying obligations. Certain assets underlying asset-backed securities are subject to prepayment, which may reduce the overall return to asset-backed security holders. Holders also may experience delays in payment or losses on the securities if the full amounts due on underlying sales contracts or receivables are not realized because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral securing certain contracts, or other factors. The value of asset-backed securities may be substantially dependent on the servicing of the underlying asset pools and are therefore subject to risks associated with the negligence or malfeasance by their servicers and to the credit risk of their servicers. The impairment of the value of collateral or other assets underlying an asset-backed security, such as a result of non-payment of loans or non-performance of other collateral or underlying assets, may result in a reduction in the value of such asset-backed securities and losses to the Fund. It is possible that many, or all asset-backed securities will fall out of favor at any time or over time with investors, affecting adversely the values and liquidity of the securities.

Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). Authorized Participant concentration risk may be heightened for exchange-traded funds (ETFs), such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Cash and Cash Equivalents Risk. At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

Commodities Risk. The Fund and Portfolio Funds may have exposure to the commodities markets, subjecting the Fund to risks not associated with investments in traditional securities. The value of commodities related investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, including drought, floods, weather, livestock disease, embargoes, and tariffs. The prices of industrial metals, precious metals, agriculture, and livestock commodities may fluctuate widely due to changes in value, supply and demand, and governmental regulatory policies.

Common Stock Risk. Investments by the Fund and Portfolio Funds in shares of common stock may fluctuate in value response to many factors, including the activities of the individual issuers whose securities the Fund or Portfolio Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses. In addition, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Fund. Market declines may continue for an indefinite period of time, and investors should understand that during temporary or extended bear markets, the value of common stocks will decline.

Control of Portfolio Funds Risk. The Portfolio Funds each have their own unique investment objective, strategies, and risks. There is no guarantee that the Portfolio Funds will achieve their investment objectives and the Fund has exposure to the investment risks of the Portfolio Funds in direct proportion to the allocation of assets among the funds. The investment policies of the Portfolio Funds may differ from the Fund’s policies.

Although the Fund and the Advisor will evaluate regularly each Portfolio Fund to determine whether its investment program is consistent with the Fund’s investment objective, the Advisor will not have any control over the investments made by a Portfolio Fund. Even though each Portfolio Fund is subject to certain constraints, the investment advisor of each Portfolio Fund may change aspects of its investment strategies at any time. The Advisor will not have the ability to control or otherwise influence the composition of the investment portfolio of a Portfolio Fund.

Adaptive ETFs

Notes to Financial Statements

As of May 31, 2026

Convertible Securities Risk. Convertible securities are fixed income securities that the Fund or a Portfolio Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund or Portfolio Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Portfolio Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Portfolio Fund could realize an additional $2 per share by converting its fixed income securities. Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund or Portfolio Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

Corporate Debt Securities Risk. The Fund and Portfolio Funds may invest in corporate debt securities. Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures, and commercial paper are the most prevalent types of corporate debt securities. The credit risks of corporate debt securities vary widely among issuers. In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment. Higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, like trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. Insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Counterparty Credit Risk. The stability and liquidity of many derivative transactions depends in large part on the creditworthiness of the parties to the transactions. If a counterparty to such a transaction defaults, exercising contractual rights may involve delays or costs for the Fund. Furthermore, there is a risk that a counterparty could become the subject of insolvency proceedings, and that the recovery of securities and other assets from such counterparty will be delayed or be of a value less than the value of the securities or assets originally entrusted to such counterparty.

Credit Risk. Credit risk refers to the risk that an issuer or counterparty will fail to pay its obligations to the Fund when they are due. As a result, the Fund’s income might be reduced, the value of the Fund’s investment might fall, and/or the Fund could lose the entire amount of its investment. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social, or political conditions that affect a particular type of security or other instrument or an issuer, and changes in economic, social, or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due. The values of lower-quality debt securities (commonly known as “junk bonds”) tend to be particularly sensitive to these changes.

Cybersecurity Risk. As part of its business, the Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Advisor and the Fund are therefore susceptible to cybersecurity risk. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information, and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, the Fund or its advisor, custodians, fund accountant, fund administrator, transfer agent, pricing vendors, and/or other third-party service providers may adversely impact the Fund and its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. The Fund also may incur substantial costs for cybersecurity risk management in order to guard against any cyber incidents in the future. The Fund and its shareholders could be negatively impacted as a result.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Equity Securities Risk. Investments by the Portfolio Funds in equity securities may fluctuate in value response to many factors, including the activities of the individual issuers whose securities the Portfolio Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses. During temporary or extended bear markets, the value of equity securities will decline, which could also result in losses for the Fund.

Adaptive ETFs

Notes to Financial Statements

As of May 31, 2026

ETF Investing Risk. An investment in an ETF is an investment in another investment company and therefore the Fund’s shareholders will indirectly bear its proportionate share of any fees and expenses of the ETFs in which the Fund invests in addition to the Fund’s own fees and expenses. As a result, the cost of investing will be higher than the cost of investing directly in the ETFs and may be higher than mutual funds that invest directly in stocks and bonds. ETFs are subject to the following risks: (i) the market price of an ETF’s shares may trade above or below its NAV; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) trading of an underlying ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally; or (iv) the ETF may fail to achieve close correlation with the index that it tracks due to a variety of factors, such as rounding of prices and changes to the index and/or regulatory policies, resulting in the deviation of the ETF’s returns from that of its corresponding index. Some ETFs may be thinly traded, and the resulting higher costs associated with respect to purchasing and selling the ETFs in the Fund’s portfolio will be borne by the Fund.

ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to the special risks, including:

○	Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

○	Trading Issues. An active trading market for the Shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Shares. Any absence of an active trading market. In turn, lead to a heightened risk of a difference between the market price of the Shares and the value of the Shares, which would be reflected in a wider bid-ask spread.

○	Cash purchases. To the extent Creation Units are purchased by APs in cash instead of in-kind, the Fund will incur certain costs such as brokerage expenses and taxable gains and losses. These costs could be imposed on the Fund and impact the NAV if not fully offset by transaction fees paid by the APs.

○	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. A bid-ask spread is the difference between the price quoted in the market for an immediate sale (bid) and an immediate purchase (ask) of the ETF’s shares. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV, and the bid-ask spread could widen.

■	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Shares and the NAV, and the bid-ask spread could widen.

■	To the extent authorized participants exit the business or are unable to process creations or redemptions and no other AP can step in to do so, there may be a significantly reduced trading market in the Shares, which can lead to differences between the market value of Shares and the NAV, and the bid-ask spread could widen.

■	The market price for the Shares may deviate from the NAV, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Shares than the NAV, which is reflected in the bid and ask price for Shares or in the closing price.

■	When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Shares and the NAV, and the bid-ask spread could widen.

■	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the NAV, and the bid-ask spread could widen.

Adaptive ETFs

Notes to Financial Statements

As of May 31, 2026

ETN Risk. Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk. ETN holders are exposed to an issuer’s credit risk, which does not affect ETF holders. ETNs are senior unsecured obligations of the issuer. The repayment of the principal and any applicable return at maturity or upon repurchase by the issuer are dependent on that issuer’s ability to pay.

Fixed Income Risk. Fixed income risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early or later than expected, potentially reducing the amount of interest payments or extending time to principal repayment). These risks could affect the value of a particular investment possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. When the Fund invests in fixed income securities the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. If the U.S. Federal Reserve’s Federal Open Market Committee (“FOMC”) raises the federal funds interest rate target, interest rates across the U.S. financial system may rise. However, the magnitude of rate changes across maturities and borrower sectors is uncertain. Rising rates may decrease liquidity and increase volatility, which may make portfolio management more difficult and costly to the Fund and its shareholders. Additionally, default risk increases if issuers must borrow at higher rates. Generally, these changing market conditions may cause the Fund’s share price to fluctuate or decline more than other types of equity investments.

Foreign Securities and Emerging Markets Risk. Foreign securities have investment risks different from those associated with domestic securities. Changes in foreign economies and political climates are more likely to affect the Fund or a Portfolio Fund with significant investments in foreign securities than another fund that invests exclusively in domestic securities. The value of foreign currency denominated securities or foreign currency contracts is affected by the value of the local currency relative to the U.S. dollar. There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign securities. The value of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations. In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are often higher than in the United States. Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.

The Fund and Portfolio Funds may also invest in emerging markets, which are markets of countries in the initial stages of industrialization and have low per capital income. In addition to the risks of foreign securities in general, countries in emerging markets are more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, there may be greater market manipulation, and securities markets that trade a small number of issues which could reduce liquidity. There is also less publicly available information on emerging market companies due to differences in regulation, accounting, auditing, and financial recordkeeping requirements, and the information available may be unreliable or outdated.

Fund Investing Risk. Investments in other investment companies subject the Fund to additional operating and management fees and expenses. Investors in the Fund will indirectly bear fees and expenses charged by the funds in which the Fund invests, in addition to the Fund’s direct fees and expenses. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Portfolio Funds and also may be higher than other funds that invest directly in securities. The Fund’s performance depends in part upon the performance of the investment advisor to each Portfolio Fund, the strategies and instruments used by the Portfolio Funds, and the Advisor’s ability to select Portfolio Funds and effectively allocate fund assets among them. Furthermore, the use of a fund of funds structure could affect the timing, amount, and character of distributions and therefore may increase the amount of taxes payable by you.

Hedging Risk. Techniques used by Advisor to hedge the Fund’s investments carry the risks that such techniques may not protect against market declines. The techniques may also limit the Fund’s participation in market gains. Further, such techniques may increase portfolio transaction costs, which could result in losses or reduced gains. They also may not be successful as the techniques are subject to the Advisor’s ability to correctly analyze and implement the hedging techniques in a timely manner.

High-Yield Risk. The Fund and Portfolio Funds may invest in junk bonds, including bonds of issuers in default, and other fixed income securities that are rated below investment grade. Securities in this rating category are speculative and are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. Credit risk is greater for junk bonds, particularly for bonds of issuers in default, than for investment grade bonds, which is the risk that issuers will not make payments on fixed income securities held by the Fund, resulting in losses to the Fund. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher-grade securities. The retail secondary market for junk bonds may be less liquid than that of higher-rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices. Additionally, these instruments are unsecured and may be subordinated to other creditor’s claims.

Adaptive ETFs

Notes to Financial Statements

As of May 31, 2026

Inflation Risk. Fixed income securities held by the Fund and Portfolio Funds are subject to inflation risk. Because inflation reduces the purchasing power of income produced by existing fixed income securities, the prices at which fixed income securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value of fixed income securities would result in a loss in the value of the Fund’s portfolio.

Interest Rate Risk. Interest rates may rise resulting in a decrease in the value of the fixed income securities held by the Fund and Portfolio Funds or may fall resulting in an increase in the value of such securities. Fixed income securities with longer maturities involve greater risk than those with shorter maturities.

Inverse ETF Risk. Investing in inverse ETFs may result in increased volatility due to the inverse ETF’s possible use of short sales of securities and derivatives such as options and futures. The use of leverage by an ETF increases risk to the Fund. The more a fund invests in leveraged instruments, the more the leverage will magnify any gains or losses on those investments. During periods of increased volatility, inverse ETFs may not perform in the manner they are designed.

Investment Risk. The value of the Fund’s investments, like other market investments, may move up or down, sometimes rapidly and unpredictably. All investments involve risks, including the risk that the entire amount invested may be lost. No guarantee or representation is made that the Fund’s investment objectives will be achieved.

Various sectors of the global financial markets have been experiencing an extended period of adverse conditions. Market uncertainty has increased dramatically, particularly in the United States and Europe, and adverse market conditions have expanded to other markets. These conditions have resulted in disruption of markets, periods of reduced liquidity, greater volatility, general volatility of spreads, an acute contraction in the availability of credit and a lack of price transparency. These volatile and often difficult global market conditions have episodically adversely affected the market values of many securities, and this volatility may continue, and conditions could even deteriorate further. Some of the largest banks and companies across many sectors of the economy in the United States and Europe have declared bankruptcy, entered into insolvency, administration or similar proceedings, been nationalized by government authorities, and/or agreed to merge with or be acquired by other banks or companies that had been considered their peers. The long-term impact of these events is uncertain but could continue to have a material effect on general economic conditions, consumer and business confidence, and market liquidity.

Economic problems in a single country are increasingly affecting other markets and economies, and a continuation of this trend could adversely affect global economic conditions and world markets. Uncertainty and volatility in the financial markets and political systems of the U.S. or any other country, including volatility as a result of the ongoing conflicts between Russia and Ukraine and Israel and Hamas and the rapidly evolving measures in response, may have adverse spill-over effects into the global financial markets generally.

Investment Advisor Risk. The Advisor’s ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives.

Large-Cap Securities Risk. Stocks of large companies as a group can fall out of favor with the market, causing the Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Leveraged and Inverse ETFs. Investing in leveraged ETFs will amplify the Fund’s gains and losses. Most leveraged ETFs “reset” daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time. Investing in inverse ETFs may result in increased volatility due to the funds’ possible use of short sales of securities and derivatives such as options and futures. The use of leverage by an ETF increases risk to the Fund. The more a fund invests in leveraged instruments, the more the leverage will magnify any gains or losses on those investments. During periods of increased volatility, inverse ETFs may not perform in the manner they are designed.

Libor Risk. Certain of the Fund’s or Portfolio Funds’ investments may use a floating rate based on the London Interbank Offered Rate (“LIBOR”), which is the offered rate for short-term Eurodollar deposits between major international banks. As of December 31, 2021, the United Kingdom Financial Conduct Authority (“FCA”) and LIBOR’s administrator, ICE Benchmark Administration, have ceased the publication of all non-U.S. dollar LIBOR and the one-week and two-month U.S. dollar LIBOR rates, but the most widely used U.S. dollar LIBOR settings will continue to be published until June 30, 2023. Further, on March 15, 2022, the Consolidated Appropriations Act of 2022, which includes the Adjustable Interest Rate (LIBOR) Act, was signed into law in the United States. This legislation establishes a uniform benchmark replacement process for financial contracts that mature after June 30, 2023, that do not contain clearly defined or practicable fallback provisions.

Adaptive ETFs

Notes to Financial Statements

As of May 31, 2026

The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing the Secured Overnight Financing Rate (referred to as “SOFR”), which is their preferred alternative rate for U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Markets are in the process of developing in response to these new rates. Although financial regulators and industry working groups have suggested alternative reference rates, such as the European Interbank Offer Rate, the Sterling Overnight Interbank Average Rate and SOFR, there has been no global consensus as to an alternative rate and the process for amending existing contracts or instruments to transition away from LIBOR remains incomplete.

The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect Fund performance and/or net asset value. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, potentially adversely affecting Fund performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition to alternative rates may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner.

Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Illiquid investments may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid investments generally is more volatile than that of more liquid investments, which may adversely affect the price that the Fund pays for or recovers upon the sale of such investments. Illiquid investments are also more difficult to value, especially in challenging markets. The Advisor’s judgment may play a greater role in the valuation process. Investment of the Fund’s assets in illiquid securities may restrict the Fund’s ability to take advantage of market opportunities.

Managed Volatility Risk. Techniques used by the Advisor to manage the volatility of the Fund’s investments carry the risks that such techniques may not protect against market declines. The techniques may also limit the Fund’s participation in market gains, particularly during periods where market values are increasing but market volatility is high. Further, such techniques may increase portfolio transaction costs, which could result in losses or reduced gains. They also may not be successful as the techniques are subject to the Advisor’s ability to correctly analyze and implement the volatility management techniques in a timely manner.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s portfolio securities, the Advisor will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Market Risk. Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market. Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general. The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions. The Fund’s performance per share will change daily in response to such factors.

Mortgage-Backed Securities Risk. Investments by the Fund in fixed rate and floating rate mortgage-backed securities will entail credit risks (i.e., the risk of non-payment of interest and principal) and market risks (i.e., the risk that interest rates and other factors could cause the value of the instrument to decline). Many issuers or servicers of mortgage-backed securities guarantee timely payment of interest and principal on the securities, whether or not payments are made when due on the underlying mortgages. This kind of guarantee generally increases the quality of a security but does not mean that the security’s market value and yield will not change. The values of mortgage-backed securities may change because of changes in the market’s perception of the credit quality of the assets held by the issuer of the mortgage-backed securities or an entity, if any, providing credit support in respect of the mortgage-backed securities. In addition, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such securities, reducing the values of those securities or in some cases rendering them worthless. The Fund also may purchase securities that are not guaranteed or subject to any credit support. An investment in a privately issued mortgage-backed security may be less liquid and subject to greater credit risks than an investment in a mortgage-backed security that is issued or otherwise guaranteed by a federal government agency. The liquidity of mortgage-backed securities can change significantly over time. Like bond investments, the value of fixed rate mortgage-backed securities will tend to rise when interest rates fall and fall when rates rise. Floating rate mortgage-backed securities generally tend to have more moderate changes in price when interest rates rise or fall, but their current yield will be affected. In addition, the mortgage-backed securities market in general may be adversely affected by changes in governmental legislation or regulation. Factors that could affect the value of a mortgage-backed security include, among other things, the types and amounts of insurance which an individual mortgage or that specific mortgage-backed security carries, the default and delinquency rate of the mortgage pool, the amount of time the mortgage loan has been outstanding, the loan-to-value ratio of each mortgage, and the amount of overcollateralization or undercollateralization of a mortgage pool.

Adaptive ETFs

Notes to Financial Statements

As of May 31, 2026

The residential mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Delinquencies and losses on residential mortgage loans generally increased in the last decade and potentially could begin to increase again. Ongoing developments in the residential mortgage market may have additional consequences to the market for mortgage-backed securities.

In addition, the liquidity of mortgage-backed securities varies by type of security; at certain times a Fund may be unable to dispose of such investments at a desirable time or at the value the Fund has placed on the investment. Because mortgage-backed securities may be less liquid than other securities, the Funds may be more susceptible to liquidity risks than funds that invest in other securities. In the past, in stressed markets, certain types of mortgage-backed securities suffered periods of illiquidity if disfavored by the market.

Commercial mortgage-backed securities (“CMBS”) include securities that reflect an interest in, or are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic U.S. conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Portfolio Turnover Risk. The Advisor will sell Portfolio Funds and other securities when it is in the best interest of the Fund and its shareholders to do so without regard to the length of time they have been held. As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund. High rates of portfolio turnover may also result in the realization of short-term capital gains and losses. Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.

Preferred Equity Risk. Preferred equity’s right to dividends and liquidation proceeds is junior to the rights of a company’s debt securities. The value of preferred equity may be subject to factors that affect fixed income and equity securities, including changes in interest rates and in a company’s creditworthiness. The value of preferred equity tends to vary more with fluctuations in the underlying common equity and less with fluctuations in interest rates and tends to exhibit greater volatility. Shareholders of preferred equity may suffer a loss of value if dividends are not paid and have limited voting rights.

Quantitative Risk. Securities or other investments selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Rating Agencies Risks. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely. Such changes may negatively affect the liquidity or market price of the securities in which the Fund invests. The ratings of securitized assets may not adequately reflect the credit risk of those assets due to their structure.

REIT Risk. Investing in REITs involves certain unique risks in addition to those associated with the real estate sector generally, including poor performance by the REIT’s manager, adverse changes to the tax laws, and the possible failure by the REIT to qualify for the favorable tax treatment available to REITs under the Internal Revenue Code of 1986, as amended, or the exemption from registration under the 1940 Act. REITs are not diversified and are heavily dependent on cash flow. REITs whose underlying properties are concentrated in a particular industry or region are also subject to risks affecting such industries and regions. REITs (especially mortgage REITs) are also subject to interest rate risks. By investing in REITs through the Fund, a shareholder will bear expenses of the REITs in addition to Fund expenses.

Adaptive ETFs

Notes to Financial Statements

As of May 31, 2026

Risks from Purchasing Options. If a call or put option purchased by the Fund is not sold when it has remaining value and if the market price of the underlying security, in the case of a call, remains less than or equal to the exercise price, or, in the case of a put, remains equal to or greater than the exercise price, the Fund will lose its entire investment in the option. Since many factors influence the value of an option, including the price of the underlying security, the exercise price, the time to expiration, the interest rate, and the dividend rate of the underlying security, the Advisor’s success in implementing the Fund’s strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates. There is no assurance that a liquid market will exist when the Fund seeks to close out an option position. Where a position in a purchased option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.

Risks from Selling or Writing Options. Writing option contracts can result in losses that exceed the Fund’s initial investment and may lead to additional turnover and higher tax liability. The risk involved in writing a call option is that there could be an increase in the market value of the security. If this occurred, the option could be exercised and the underlying security would then be sold by the Fund at a lower price than its current market value or in the case of cash settled options, the Fund would be required to purchase the option at a price that is higher than the original sales price for such option. Similarly, while writing call options can reduce the risk of owning stocks, such a strategy limits the opportunity of the Fund to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option. The risk involved in writing a put option is that there could be a decrease in the market value of the underlying security. If this occurred, the option could be exercised and the underlying security would then be sold to the Fund at a higher price than its current market value or in the case of cash settled options, the Fund would be required to purchase the option at a price that is higher than the original sales price for such option.

There is no assurance that a liquid market will exist when the Fund seeks to close out an option position. Where a position in a written option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.

Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and its Subsidiary are both managed by the Advisor and sub-advised by the Sub-Advisor, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. The Board has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund’s role as sole shareholder of the Subsidiary. To the extent applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as its parent fund. Unlike the Fund, the Subsidiary will not seek to qualify as a regulated investment company under Subchapter M of the Code.

There is a risk that the Internal Revenue Service could assert that the annual net profit realized by the Subsidiary and imputed for income tax purposes to the Fund will not be considered “qualifying income” for purposes of the Fund remaining qualified as a regulated investment company for U.S. federal income tax purposes. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or its Subsidiary to operate as described in this Prospectus and the SAI and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax, or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, the Fund’s shareholders would likely suffer decreased investment returns.

Small-Cap and Mid-Cap Securities Risk. The Fund and Portfolio Funds may invest in securities of small-cap and mid-cap companies, which involves greater risk than investing in larger and more established companies. This greater risk is, in part, attributable to the fact that the securities of these companies are usually less marketable and, therefore, more volatile than securities of larger, more established companies or the market in general. Because these companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Another risk factor is that these companies often have limited product lines, markets, or financial resources and may lack management depth. Small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies. These companies may be more vulnerable than larger companies to adverse business or economic developments, the risk exists that the companies will not succeed, and the prices of the companies’ shares could dramatically decline in value. You should expect that the value of the Shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

Adaptive ETFs

Notes to Financial Statements

As of May 31, 2026

Tax Risk. By investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund. However, because the Subsidiary is a controlled foreign corporation, any income received from its investments will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

U.S. Government Securities Risk. Some U.S. Government securities, such as Treasury bills, notes, and bonds and mortgage-backed securities guaranteed by the Government National Mortgage Association (Ginnie Mae), are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others are supported only by the credit of the issuing agency, instrumentality, or enterprise. Although U.S. Government-sponsored enterprises may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, their securities are not issued by the U.S. Treasury, their obligations are not supported by the full faith and credit of the U.S. Government, and so investments in their securities or obligations issued by them involve greater risk than investments in other types of U.S. Government securities. In addition, certain governmental entities have been subject to regulatory scrutiny regarding their accounting policies and practices and other concerns that may result in legislation, changes in regulatory oversight and/or other consequences that could adversely affect the credit quality, availability or investment character of securities issued or guaranteed by these entities.

7.	Concentration of Risk

RH Tactical Outlook ETF and RH Tactical Rotation ETF currently invest a significant portion of each ETF’s assets in the SPDR S&P 500 ETF Trust (“SPY”). Each ETF may redeem its investment from SPY at any time if the Advisor determines that it is in the best interest of either ETF and its shareholders to do so. The performance of the each ETF may be directly affected by the performance of SPY. The financial statements of SPY, including the portfolio of investments, can be found at www.ssga.com or www.sec.gov, and should be read in conjunction with each ETF’s financial statements. As of May 31, 2026, the percentage of RH Tactical Outlook ETF’s and RH Tactical Rotation ETF’s net assets invested in SPY was 44.85% and 47.01%, respectively.

8.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Funds, and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. The Funds expect the risk of loss to be remote.

9.	Subsequent Events

Change in Principal Underwriter for the Trust

Effective June 15, 2026, Paralel Distributors, LLC replaced Capital Investment Group, Inc. as the distributor and principal underwriter for the Trust.

Distributions

Per share distributions during the subsequent period were as follows:

ETF	Record date	Ex-Date	Payable Date	Ordinary Income
Adaptive Hedged Multi-Asset Income ETF	6/29/26	6/29/26	6/29/26	0.076

In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements. Management has concluded there are no additional matters, other than those noted above, requiring recognition or disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of

Starboard Investment Trust

and Shareholders of Adaptive Alpha Opportunities ETF, Adaptive Hedged Multi-Asset Income ETF, RH Tactical Outlook ETF and RH Tactical Rotation ETF

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Adaptive Alpha Opportunities ETF, Adaptive Hedged Multi-Asset Income ETF, RH Tactical Outlook ETF and RH Tactical Rotation ETF (the “Funds”), each a series of Starboard Investment Trust, including the schedules of investments as of May 31, 2026, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and the related notes (consolidated with respect to the Adaptive Hedged Multi-Asset Income ETF) (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of May 31, 2026, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the three years in the period then ended (consolidated with respect to the Adaptive Hedged Multi-Asset Income ETF), in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial highlights for each of the two years in the period ended May 31, 2023, have been audited by other auditors, whose reports dated July 28, 2023 and August 5, 2022, expressed an unqualified opinion on such financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the Funds’ auditor since 2024.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

July 23, 2026

Adaptive ETFs

Additional Information (unaudited)

As of May 31, 2026

Tax Information

We are required to advise you within 60 days of the Fund’s fiscal year-end regarding federal tax status of certain distributions received by shareholders during each fiscal year. The following information is provided for the Funds’ fiscal year ended May 31, 2026.

See the Federal Income Tax section of the Notes to Financial Statements for the fiscal year distribution information.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income. However, many retirement plans may need this information for their annual information meeting.

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in early 2027, to determine the calendar year amounts to be included in their 2026 tax returns. Shareholders should consult a tax advisor regarding the tax consequences of investments in the Funds.

Changes In and Disagreements with Accountants (Form N-CSR Item 8)

No changes in or disagreements with accountants during the period.

Disclosures for Open-End Management Investment Companies (Form N-CSR Item 9)

Not applicable

Remuneration Paid to Directors, Officers and Others (Form N-CSR Item 10)

The aggregate compensation paid, on behalf of the Funds, to the Trustees for the period of this report was $45,364. For the period of this report, no special compensation was paid to the Trustees, no compensation was paid to any officer of the ETF, and no compensation was paid to any person of whom any officer or director of the ETF is an affiliated person.

Approval of Investment Advisory Agreement (Form N-CSR Item 11)

In connection with a regular Board meeting held on December 5, 2025, the Board, including a majority of the Independent Trustees, discussed the approval of a management agreement between the Trust and the Advisor, with respect to the Funds (the “Investment Advisory Agreement”).

The Trustees were assisted by legal counsel throughout the review process.  The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Investment Advisory Agreement and the weight to be given to each factor considered.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Investment Advisory Agreement.  In connection with their deliberations regarding approval of the Investment Advisory Agreement, the Trustees reviewed materials prepared by the Advisor.

In deciding on whether to approve the Investment Advisory Agreement, the Trustees considered numerous factors, including:

(i)	Nature, Extent, and Quality of Services. The Trustees considered the responsibilities of the Advisor under the Investment Advisory Agreement. The Trustees reviewed the services being provided by the Advisor to the Funds including, without limitation, the quality of its investment advisory services since the Funds’ inception (including research and recommendations with respect to portfolio securities); its procedures for formulating investment recommendations and assuring compliance with the Funds’ investment objectives, policies and limitations; its coordination of services for the Funds among the Funds’ service providers; and its efforts to promote the Funds, grow the Funds’ assets, and assist in the distribution of Funds shares. The Trustees evaluated: the Advisor’s staffing, personnel, and methods of operating; the education and experience of the Advisor’s personnel; the Advisor’s compliance program; and the financial condition of the Advisor.

Adaptive ETFs

Additional Information (unaudited)

As of May 31, 2026

After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., descriptions of the Advisor’s business, compliance program, and Form ADV), the Board concluded that the nature, extent, and quality of the services provided by the Advisor were satisfactory and adequate for the Fund.

(ii)	Performance. The Trustees compared the performance of the Adaptive ETFs with the performance of applicable peer group data (e.g., Morningstar/Lipper peer group average) and the Funds’ benchmark indices.

Adaptive Hedged Multi-Asset Income ETF. The Trustees noted that the Fund outperformed the peer group and category average for all periods shown.

Adaptive Alpha Opportunities ETF. The Trustees noted that the Fund underperformed the peer group and category average for the one-year period. The fund outperformed the peer group and category average for all remaining periods shown.

RH Tactical Outlook ETF. The Trustees noted that the Fund underperformed the peer group and category average for the one-year period. The Trustees noted that the Fund outperformed the peer group average but underperformed the category average for the remaining periods shown.

RH Tactical Rotation ETF. The Trustees noted that the Fund underperformed the peer group average and the category average for the one-year period. The fund outperformed the peer group average but underperformed the category average for the remaining periods shown.

After reviewing the investment performance of the Funds, the Advisor’s explanations for certain underperformance, the Advisor’s experience managing the Funds, the Advisor’s historical investment performance, and other factors, the Board concluded that the investment performance of the Funds and the Advisor was satisfactory.

(iii)	Fees and Expenses. The Trustees first noted the management fee for each Adaptive Fund under the Investment Advisory Agreement. The Trustees then compared the advisory fee and expense ratio of the Funds to other comparable funds, noting the management fee for each Fund was above the peer group and category averages. The Trustees considered the Advisor’s explanation that the firm was much smaller than the peer group and category firms, making it hard to match their cost structures. The Trustees considered unique investment strategies of the Funds. Following this comparison, and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Advisor by the Funds were not unreasonable in relation to the nature and quality of the services provided by the Advisor and that they reflected charges that were within a range of what could have been negotiated at arm’s length.

(iv)	Profitability. The Board reviewed the Advisor’s profitability analysis in connection with its management of the Funds over the past twelve months. The Board noted that the Advisor realized a profit for the prior twelve months of operations for the Adaptive Alpha Opportunities ETF and a loss on the other Funds. The Board considered the quality of the Advisor’s service to the Funds, and after further discussion, concluded that the Advisor’s level of profitability was not excessive.

(v)	Economies of Scale. In this regard, the Trustees reviewed the Funds’ operational history and noted that the size of the Funds had not provided an opportunity to realize economies of scale. The Trustees then reviewed the Funds’ fee arrangements for breakpoints or other provisions that would allow the Funds’ shareholders to benefit from economies of scale in the future as the Funds grow. The Trustees determined that the maximum management fee would stay the same regardless of the Funds’ asset levels. It was pointed out that breakpoints in the advisory fee could be reconsidered in the future as the Funds grow.

Conclusion. Having reviewed and discussed in depth such information from the Advisor as the Trustees believed to be reasonably necessary to evaluate the terms of the proposed Investment Advisory Agreement and as assisted by the advice of legal counsel, the Trustees concluded that approval of the Investment Advisory Agreement was in the best interest of the shareholders of the Funds.

Adaptive ETFs

Additional Information (unaudited)

As of May 31, 2026

Approval of Investment Sub-Advisory Agreement

In connection with a regular Board meeting held on December 5, 2025, the Board, including a majority of the Independent Trustees, discussed the approval of an investment sub-advisory agreement between the Advisor and Bluestone Capital Management, LLC (the “Sub-Advisor”), with respect to the Adaptive Alpha Opportunities ETF (referred to in this section as the “Fund”) (the “Investment Sub-Advisory Agreement”).

The Trustees were assisted by legal counsel throughout the review process. The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Investment Sub-Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Investment Sub-Advisory Agreement.  In connection with their deliberations regarding approval of the Investment Sub-Advisory Agreement, the Trustees reviewed materials prepared by Bluestone.

In deciding on whether to approve the Investment Sub-Advisory Agreement, the Trustees considered numerous factors, including:

(i)	Nature, Extent, and Quality of Services. The Trustees considered the responsibilities of the Sub-Advisor under the Investment Sub-Advisory Agreement. The Trustees reviewed the services being provided by the Sub-Advisor to the Fund including, without limitation, the quality of its investment advisory services since the Fund’s inception (including research and recommendations with respect to portfolio securities); its procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives, policies and limitations; its coordination of services for the Fund among the Fund’s service providers; and its efforts to promote the Fund, grow the Fund’s assets, and assist in the distribution of Fund shares. The Trustees evaluated: the Sub-Advisor’s staffing, personnel, and methods of operating; the education and experience of the Sub-Advisor‘s personnel; compliance program; and the financial condition of the Sub-Advisor. It was noted that there had been a change in personnel, which consisted of the replacement of Mr. Guarino, as the chief compliance officer of Bluestone, with Mr. Boylan. It was confirmed that the change had been updated in the firm’s Form ADV.

After reviewing and evaluating the foregoing information and further information in the memorandum from the Sub-Advisor (e.g., descriptions of the Sub-Advisor’s business, compliance program, and Form ADV), the Board concluded that the nature, extent, and quality of the services provided by the Sub-Advisor were satisfactory and adequate for the Fund.

(ii)	Performance. The Trustees compared the performance of the Fund with the performance of applicable peer group data (e.g., Morningstar/Lipper peer group average) and the Fund’s benchmark indices. The Trustees noted that the Fund underperformed the peer group and category average for the one-year period. The Fund outperformed the peer group and category average all the remaining periods shown. The Trustees noted that the Sub-Advisor believed that the underperformance was due to the Fund’s utilization of protective hedges to reduce the downside exposure to the market and such protection reduced the upside participation. The Trustees considered the consistency of the Sub-Advisor’s management of the Fund with its investment objective, policies, and limitations. After reviewing the investment performance of the Fund, the Sub-Advisor’s experience managing the Fund, the Sub-Advisor’s historical investment performance, and other factors, the Board concluded that the investment performance of the Fund and the Sub-Advisor was satisfactory.

(iii)	Fees and Expenses. The Trustees first evaluated the sub-advisory fee for the Fund under the Investment Sub-Advisory Agreement. The Trustees then compared the sub-advisory fee and expense ratio of the Fund to other comparable funds, noting the sub-advisory fee remains below that charged by the Sub-Advisor to comparable accounts. The Trustees considered the Sub-Advisor’s unique research and investment process in evaluating the fairness and reasonableness of its management fees.

Following this comparison, and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Sub-Advisor were not unreasonable in relation to the nature and quality of the services provided by the Sub-Advisor and that they reflected charges that were within a range of what could have been negotiated at arm’s length.

(iv)	Profitability. The Board reviewed the Sub-Advisor’s profitability analysis in connection with its management of the Fund over the past twelve months. The Board noted that the Sub-Advisor realized a small profit for the prior twelve months of operations. The Board considered the quality of the Sub-Advisor’s service to the Fund, and after further discussion, concluded that the Sub-Advisor’s level of profitability was not excessive.

Adaptive ETFs

Additional Information (unaudited)

As of May 31, 2026

(v)	Economies of Scale. In this regard, the Trustees reviewed the Fund’s operational history and noted that the size of the Fund had not provided an opportunity to realize economies of scale. The Trustees then reviewed the Fund’s fee arrangements for breakpoints or other provisions that would allow the Fund’s shareholders to benefit from economies of scale in the future as the Fund grows. The Trustees determined that the maximum management fee would stay the same regardless of the Fund’s asset levels. The Trustees noted that the Fund was a relatively small size and economies of scale were unlikely to be achievable in the near future. It was pointed out that breakpoints in the sub-advisory fee could be reconsidered in the future as the Fund grows.

Conclusion. Having reviewed and discussed in depth such information from the Sub-Advisor as the Trustees believed to be reasonably necessary to evaluate the terms of the Investment Sub-Advisory Agreement and as assisted by the advice of legal counsel, the Trustees concluded that the continuance of the Investment Sub-Advisory Agreement was in the best interests of the shareholders of the Fund.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None during the report period.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7 of this Form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

None.

Item 16.	Controls and Procedures.

(a)	The President and Principal Executive Officer and the Treasurer, Principal Accounting Officer, and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934, as of a date within 90 days of the filing of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Filed herewith.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

Not applicable.

(a)(3)	A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act.

Filed herewith.

(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report or on behalf of the registrant to 10 or more persons.

Not applicable.

(a)(5)	Change in the registrant’s independent public accountant.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

Date:	August 7, 2026	By:	/s/ Katherine M. Honey
Katherine M. Honey President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:	August 7, 2026	By:	/s/ Katherine M. Honey
Katherine M. Honey President and Principal Executive Officer

Date:	August 7, 2026	By:	/s/ Peter McCabe
Peter McCabe Treasurer, Principal Accounting Officer, and Principal Financial Officer